U. S.
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-2918
DUPREE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)
125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Address of Principal Executive Offices) (Zip Code)
Allen E. Grimes, III
125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Name and address of agent for service)
Registrant’s Telephone Number, including Area Code (859)
254-7741
Date of fiscal year end: June 30, 2024
Date of reporting period: July 1, 2023 through June 30, 2024

Item 1. Report to Stockholders

(a)	Tailored Shareholder Reports

(b)	Not applicable.

Alabama Tax-Free Income Series
TICKER: DUALX

Annual Shareholder Report: June 30, 2024
This annual shareholder report contains important information about the Alabama
Tax-Free
Income Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”). You can find additional information about the Fund at
www.dupree-funds.com/documents.
You can also request this information by contacting us at (800)
866-0614
or info@dupree-funds.com.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alabama Tax-Free Income Series	$70	0.70%

How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-dated, higher-rated bonds. The Fund provided a total return of 3.17% during the reporting period which was roughly in line with the Bloomberg Municipal Bond Index (the “Muni Index”) which returned 3.21%. The Fund’s slight underperformance was primarily due to the fact that it held fewer “BBB” rated bonds and had a shorter duration than the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the reporting period, the Fund’s use of its current investment strategies did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt
municipal bonds with a maturity of at least one year. The
index
is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Alabama Tax-Free Income Series	3.17%	0.82%	2.03%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder
would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$20,654,451

Total number of portfolio holdings	70

Net advisory fees paid	$61,315

Portfolio turnover rate as of the end of the reporting period	20.02%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Kentucky Tax-Free Income Series
TICKER: KYTFX

Annual Shareholder Report: June 30, 2024
This annual shareholder report contains important information about the Kentucky
Tax-Free
Income Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”). You can find additional information about the Fund at
www.dupree-funds.com/documents.
You can also request this information by contacting us at (800)
866-0614
or info@dupree-funds.com.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Kentucky Tax-Free Income Series	$62	0.62%

How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-dated, higher-rated bonds. The Fund provided a total return of 3.03% during the reporting period which was roughly in line with the Bloomberg Municipal Bond Index (“Muni Index”) which returned 3.21%. The Fund’s slight underperformance was primarily due to the fact that it held fewer “BBB” rated bonds and had a shorter duration than the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the reporting period, the Fund’s use of its current investment strategies did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate
broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for in vestme
nt grade,
tax-exempt
municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Kentucky Tax-Free Income Series	3.03%	0.88%	1.95%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$736,956,373

Total number of portfolio holdings	322

Total advisory fees paid	$3,032,606

Portfolio turnover rate as of the end of the reporting period	14.50%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage
of total
net
assets of the Fund.

Composition

Credit Quality*

Not Rated
0.30%
Aaa/AAA
2.66%
A
21.87%
Aa/AA
75.17%

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Kentucky Tax-Free Short-to-Medium Series
TICKER: KYSMX

Annual Shareholder Report: June 30, 2024
This annual shareholder report contains important information about the Kentucky
Tax-Free
Short-to-Medium
Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at
(800) 866-0614
or info@dupree-funds.com.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Ke ntucky Tax-Free Short-to-Medum Series	$70	0.70%

How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-dated, higher-rated bonds, The Fund provided a total return of 1.83% during the reporting period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which returned 3.21%. The Fund’s underperformance was due primarily to the fact that it held fewer “BBB” rated bonds and had a substantially shorter duration than the Muni Index.
During the reporting period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning
of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt
municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Kentucky Tax-Free Short-to-Medium Series	1.83%	0.70%	1.16%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$31,676,562

Total number of portfolio holdings	54

Net advisory fees paid	$134,414

Portfolio turnover rate as of the end of the reporting period	24.89%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Mississippi Tax-Free Income Series
TICKER: DUMSX

Annual Shareholder Report: June 30, 2024
This annual shareholder report contains important information about the Mississippi
Tax-Free
Income Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”). You can find additional information about the Fund at
www.dupree-funds.com/documents.
You can also request this information by contacting us at
(800) 866-0614
or info@dupree-funds.com.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mississippi Tax-Free Income Series	$70	0.70%

How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-dated, higher-quality bonds. The Fund provided a total return of 2.60% during the Review Period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which returned 3.21%. The underperformance of the Fund was due primarily to the fact that the Fund held fewer “BBB” rated bonds and had a shorter duration than the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the reporting period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal
year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt
municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Mississippi Tax-Free Income Series	2.60%	0.51%	1.93%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$9,606,748

Total number of portfolio holdings	54

Net advisory fees paid	$22,647

Portfolio turnover rate as of the end of the reporting period	17.87%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

North Carolina Tax-Free Income Series
TICKER: NTFIX

Annual Shareholder Report: June 30, 2024
This annual shareholder report contains important information about the North Carolina
Tax-Free
Income Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”). You can find additional information about the Fund at
www.dupree-funds.com/documents.
You can also request this information by contacting us at
(800) 866-0614
or info@dupree-funds.com.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

North Carolina Tax-Free Income Series	$70	0.70%

How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-dated, higher-rated bonds. The Fund provided a total return of 2.89% during the reporting period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which returned 3.21%. The underperformance of the Fund was due primarily to the fact that it held fewer “BBB” rated bonds and had a shorter duration than the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the reporting period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt
municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

North Carolina Tax-Free Income Series	2.89%	0.57%	1.81%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$115,374,466

Total number of portfolio holdings	161

Net advisory fees paid	$513,458

Portfolio turnover rate as of the end of the reporting period	11.99%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Other Assets Less Liabilities
1.70%
Turnpikes/Toll Road/ Highway Revenue
3.52%
Airport Revenue
3.68%
Miscellaneous Public Improvement
3.91%
State and Local Mortgage/ Housing Revenue
5.50%
Prerefunded
5.54%
Hospital and Healthcare Revenue
7.13%
Refunding
7.17%
University Consolidated Education and and Building Revenue
10.76%
Public Facilities Revenue
13.84%
Municipal Utility Revenue
15.56%
School Improvement
21.69%
0%
10%
20%
30%

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

North Carolina Tax-Free Short-to-Medium Series
TICKER: NTSMX

Annual Shareholder Report: June 30, 2024
This annual shareholder report contains important information about the North Carolina
Tax-Free
Short-to-Medium
Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800)
866-0614
or info@dupree-funds.com.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

North Carolina Tax-Free Short-to-Medium Series	$70	0.70%

How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-dated, higher-rated bonds. The Fund provided a total return of 1.71% during the reporting period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which returned 3.21%. The Fund’s underperformance was due primarily to the fact that it held fewer “BBB” rated bonds and had a substantially shorter duration than the Muni Index.
During the reporting period, the Fund’s use of its current management strategy did not cause the performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt
municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

North Carolina Tax-Free Short-to-Medium Series	1.71%	0.37%	0.93%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$9,016,977

Total number of portfolio holdings	38

Net advisory fees paid	$23,315

Portfolio turnover rate as of the end of the reporting period	0.00%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Not Rated
1.83%
Aaa/AAA
8.70%
A
29.32%
Aa/AA
60.15%

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Tennessee Tax-Free Income Series
TICKER: TNTIX

Annual Shareholder Report: June 30, 2024
This annual shareholder report contains important information about the Tennessee
Tax-Free
Income Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”). You can find additional information about the Fund at
www.dupree-funds.com/documents.
You can also request this information by contacting us at (800)
866-0614
or info@dupree-funds.com.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Tennessee Tax-Free Income Series	$70	0.70%

How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-dated, higher-quality bonds. The Fund provided a total return of 2.82% during the reporting period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which returned 3.21%. The underperformance of the Fund was primarily due to the fact that the Fund held fewer “BBB” rated bonds and had a shorter duration than the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs
During the reporting period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt
municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Tennessee Tax-Free Income Series	2.82%	0.78%	1.79%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$53,592,111

Total number of portfolio holdings	69

Net advisory fees paid	$227,110

Portfolio turnover rate as of the end of the reporting period	21.15%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Tennessee Tax-Free Short-to-Medium Series
TICKER: TTSMX

Annual Shareholder Report: June 30, 2024
This annual shareholder report contains important information about the Tennessee
Tax-Free
Short-to-Medium
Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at
(800) 866-0614
or info@dupree-funds.com.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Tennessee Tax-Free Short-to-Medium Series	$70	0.70%

How did the Fund perform last year?
During the reporting period, longer-dated, lower-rated municipal bonds generally outperformed shorter-date, higher-quality bonds. The Fund provided a total return of 1.81% during the reporting period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which returned 3.21%. The Fund’s underperformance was due primarily to the fact that it held fewer “BBB” rated bonds and had a substantially shorter duration than the Muni Index.
During the reporting period, the Fund’s use of its current management strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt
municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Tennessee Tax-Free Short-to-Medium Series	1.81%	0.48%	1.04%

Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$2,832,241

Total number of portfolio holdings	15

Net advisory fees paid	$-0-

Portfolio turnover rate as of the end of the reporting period	12.62%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Intermediate Government Bond Series
TICKER: DPIGX

Annual Shareholder Report: June 30, 2024
This annual shareholder report contains important information about the Intermediate Government Bond Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”). You can find additional information about the Fund at
www.dupree-funds.com/documents.
You can also request this information by contacting us at
(800) 866-0614
or info@dupree-funds.com.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Intermediate Government Bond Series	$70	0.70%

How did the Fund perform last year?
Yields increased across the taxable yield curve during the reporting period. Shorter-dated taxable bonds generally outperformed longer-dated bonds during the reporting period. The Fund provided a total return of 4.58% during the reporting period which was higher than the Bloomberg Intermediate Government Bond Index (“Gov Bond Index”) which returned 3.40%. The Fund’s outperformance was due primarily to the fact that it had a shorter duration than the Gov Bond Index.
During the reporting period, the Fund’s use of its current management strategy did not cause the performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Intermediate U.S. Government Bond Index tracks U.S. Treasury and U.S. Agency obligations with nominal maturities between one and ten years. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Intermediate Government Bond Series	4.58%	1.18%	1.72%

Bloomberg Intermediate U.S. Government Bond Index	3.40%	0.29%	1.11%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$9,698,809

Total number of portfolio holdings	18

Net advisory fees paid	$900

Portfolio turnover rate as of the end of the reporting period	26.47%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Taxable Municipal Bond Series
TICKER: DUTMX

Annual Shareholder Report: June 30, 2024
This annual shareholder report contains important information about the Taxable Municipal Bond Series (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “reporting period”). You can find additional information about the Fund at
www.dupree-funds.com/documents
.
You can also request this information by contacting us at (800)
866-0614
or info@dupree-funds.com.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Taxable Municipal Bond Series	$70	0.70%

How did the Fund perform last year?
Yields increased across the taxable municipal yield curve during the reporting period. Shorter-dated, lower-rated taxable municipal bonds generally outperformed longer-dated, higher-rated bonds during the reporting period. The Fund provided a total return of 2.25% during the reporting period which was lower than the Bloomberg Taxable Municipal Bond Index (“Taxable Muni Index”) which returned 3.81%. The Fund’s underperformance was due primarily to the fact that it held fewer lower-rated credits and had a longer duration than the Taxable Muni Index.
During the reporting period, the Fund’s use of its current investment strategy did not cause the performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Taxable Municipal Index tracks performance of investment-grade fixed income securities issued by state and local governments whose income is not exempt from tax, issued generally to finance a project or activity that does not meet certain “public purpose/use” requirements. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2024):

	1 Year	5 Years	10 Years

Taxable Municipal Bond Series	2.25%	(2.63)%	0.98%

Bloomberg Taxable Municipal Bond Index	3.81%	0.34%	2.88%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$3,505,759

Total number of portfolio holdings	19

Net advisory fees paid	$-0-

Portfolio turnover rate as of the end of the reporting period	12.53%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organizations (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800)
866-0614,
and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Item 2.  Code of Ethics:

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.
(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.
(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(e)	Not applicable.
(f)	See Item 19 (a)(1)

Item 3.  Audit Committee Financial Expert:

(a)(1) The registrant’s board has determined that there is at least one audit committee financial expert servings on its audit committee.

(a)(2) Marc A. Mathews possesses the attributes identified in Item 3(b) of Form N-CSR. Mr. Mathews is the “audit committee financial expert’ and is considered to be “independent” as each term is defined in Item 3(a)(2)(ii) of Form N-CSR.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services:

(a)	Audit Fees.

Year ended June 30, 2023:	$128,000
Year ended June 30, 2024	$131,500

(b)	Audit-Related Fees.

Year ended June 30, 2023:	None
Year ended June 30, 2024	None

(c)	Tax Fees (consisting of income and excise tax compliance services)

Year ended June 30, 2023:	$40,000
Year ended June 30, 2024	$40,000

(d)	All Other Fees (Fees for all other services)

Year ended June 30, 2023	$17,000
(consisted of examination of transfer agent ($5,000); Anti-Money Laundering advisory services ($7,000) and Review of Semi-Annual report ($5,000))

Year ended June 30, 2024	$17,000
(consisted of examination of transfer agent ($5,000); Anti-Money Laundering advisory services ($7,000) and Review of Semi-Annual report ($5,000))

(e)

(1) The Registrant’s Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting. All services (b) through (d) were pre-approved by the Audit Committee.

(f)

The Registrant has been advised by the Principal Accountant that no persons other than full time permanent employees have been engaged to audit the Registrant’s financial statements for the fiscal year ended June 30, 2024.

(g)	The aggregate non audit fees billed by the Registrant’s Accountant to the Registrant were:

Year ended June 30, 2023:	$57,000
Year ended June 30, 2024:	$57,000

(h)	Non audit services provided to the Registrant’s investment adviser were pre-approved by the Registrant’s Audit Committee.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Not applicable.

Item 6.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.
(b)	Not Applicable

Item 7.

June 30, 2024

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000;

and Taxable Municipal Bond Series in 2010.

Today, after more than 45 years in business, Dupree Mutual Funds continues to be a leader in the no-load single-state municipal bond space. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions and typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
20.85% of Net Assets
Athens AL	4.125%	05/01/2044	Aa3	$250,000	$247,813
Athens AL	4.250	05/01/2049	Aa3	250,000	248,470
Athens AL Warrants	3.000	05/01/2041	Aa3	125,000	103,936
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	311,992
Cherokee County AL Board of Education Tax Warrants	4.250	12/01/2042	A1	150,000	150,900
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	220,826
Guntersville AL Warrants	3.000	08/01/2040	AA-*	250,000	209,935
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	250,000	222,298
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	308,640
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	Aa3	795,000	787,050
Jefferson County AL Public Schools	4.000	02/01/2038	Aa3	165,000	166,148
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A1	250,000	250,030
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	211,428
Pell City AL Warrants	4.500	02/01/2042	AA*	200,000	206,618
Pike Road AL Warrants	5.000	03/01/2043	AA+*	250,000	272,753
Saint Clair County AL Board of Education Special Tax Warrants	5.000	02/01/2040	A1	125,000	135,808
Saint Clair County AL Board of Education Special Tax Warrants	3.000	02/01/2038	A1	250,000	220,595
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	30,009

					4,305,249
PUBLIC FACILITIES REVENUE BONDS
19.29% of Net Assets
Adamsville AL Warrants	3.000	09/01/2045	AA*	250,000	199,723
AL State Corrections Institution Finance Authority	5.000	07/01/2042	Aa2	350,000	379,518
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,058
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,152
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,004
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	12/01/2043	AA*	500,000	537,980
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	500,000	523,970
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	261,985
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	251,323
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	503,305
Cherokee County AL Public Building Authority^	4.125	07/01/2044	A2	350,000	340,918
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	371,329
Phenix City AL Public Building Authority	4.000	10/01/2035	AA-*	100,000	101,656
Phenix City AL Public Building Authority	4.000	10/01/2037	AA-*	120,000	121,357

					3,983,278
PREREFUNDED BONDS
15.97% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000	09/01/2039	A1	600,000	601,725
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	NR	250,000	254,993
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	227,111
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	301,020
Madison AL Warrants	5.000	04/01/2035	Aa3	350,000	354,428
Northport AL Warrants	5.000	08/01/2040	AA*	735,000	736,103
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	300,039
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	262,053
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	262,053

					3,299,525
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
15.85% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	Aa1	325,000	339,531
AL State Public School & College Authority	4.000	11/01/2040	Aa1	250,000	253,488
Auburn University AL General Fee Revenue	4.000	06/01/2041	Aa2	285,000	281,195
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	380,760
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	252,285

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Troy University AL Facilities Revenue	4.000%	11/01/2032	A1	$300,000	$304,302
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	208,476
University of AL General Fee Revenue	5.000	09/01/2037	Aa3	250,000	264,495
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	458,681
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	530,870

					3,274,083
MUNICIPAL UTILITY REVENUE BONDS
11.44% of Net Assets
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	250,455
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	251,125
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	222,320
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	401,600
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	250,063
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	361,733
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	192,420
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	238,443
Warrior River AL Water Authority	4.000	08/01/2043	AA*	200,000	195,034

					2,363,193
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
7.10% of Net Assets
AL State Housing Finance Authority	4.500	10/01/2044	Aaa	965,000	964,942
AL State Housing Finance Authority^	4.550	10/01/2044	Aaa	250,000	250,880
AL State Housing Finance Authority^	4.700	10/01/2049	Aaa	250,000	250,518

					1,466,340
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.79% of Net Assets
Arab AL	3.000	12/01/2041	AA*	250,000	206,368
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	252,437
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	263,635
Elmore County AL Warrants	5.000	05/01/2047	AA*	250,000	267,020

					989,460
REFUNDING BONDS
3.80% of Net Assets
Jefferson County AL Warrants	5.000	09/15/2035	AA+*	250,000	258,240
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	526,095

					784,335
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.70% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	5.000	11/01/2035	AA-@	550,000	558,525

Total Investments 101.79% of Net Assets (cost $21,640,255) (See footnote 6 for further explanation)					$21,023,988

Liabilites in excess of assets (1.79)%					(369,537)

Net Assets 100%					$20,654,451

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2024

Other Information

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	21,023,988
Level 3	Significant Unobservable Inputs	—

$21,023,988

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024

ASSETS:
Investments in securities, at fair value (Cost: $21,640,255)		$21,023,988
Cash		373,685
Interest receivable		226,278

Total assets		21,623,951
LIABILITIES:
Payable for:
Investments purchased	840,932
Distributions to shareholders	76,954
Fund shares redeemed	4,048
Net investment advisory fee	1,780
Transfer agent fee	6,432
Printing expense	16,738
Audit fees	3,810
Compliance fees	3,734
Trustees fees	2,082
Legal fees	1,407
Custodian fee	421
Accrued expenses	11,162

Total liabilities		969,500

NET ASSETS:
Paid-in capital		21,849,935
Total accumulated loss		(1,195,484)

Total Net Assets		$20,654,451

NET ASSET VALUE, offering price and redemption price per share (1,802,743 shares outstanding; unlimited number of shares authorized; no par value)		$11.46

STATEMENT OF OPERATIONS

For the year ended June 30, 2024

Net investment income:
Interest income	$684,583

Expenses:
Investment advisory fee	103,780
Transfer agent fee	30,907
Custodian fee	8,806
Professional fees	14,118
Printing expense	10,329
Pricing fees	7,686
Trustees fees	3,226
Registration fees	1,830
Other expenses	7,428

Total expenses	188,110
Fees waived by Adviser (Note 2)	(42,465)
Custodian fee reduction (Note 7)	(26)

Net expenses	145,619

Net investment income	538,964

Realized and unrealized gain/(loss) on investments:
Net realized loss	(270,863)
Net change in unrealized appreciation/depreciation	334,422

Net realized and unrealized gain on investments	63,559

Net increase in net assets resulting from operations	$602,523

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2024 and 2023

	2024	2023
Operations:
Net investment income	$538,964	$581,380
Net realized loss on investments	(270,863)	(308,354)
Net change in unrealized appreciation/depreciation	334,422	(66,438)

Net increase in net assets resulting from operations	602,523	206,588
Total distributions (Note 6)	(538,964)	(594,975)
Net Fund share transactions (Note 4)	(1,189,001)	(3,592,740)

Total decrease	(1,125,442)	(3,981,127)
Net assets:
Beginning of year	21,779,893	25,761,020

End of year	$20,654,451	$21,779,893

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.40	$11.57	$12.86	$12.78	$12.43

Income from investment operations:
Net investment income	0.29	0.28	0.27	0.29	0.33
Net gains/(losses) on investments (c)	0.06	(0.16)	(1.29)	0.08	0.35

Total from investment operations	0.35	0.12	(1.02)	0.37	0.68
Less distributions:
Distributions from net investment income	(0.29)	(0.28)	(0.27)	(0.29)	(0.33)
Distributions from capital gains	0.00	(0.01)	0.00 (b)	0.00	0.00

Total distributions	(0.29)	(0.29)	(0.27)	(0.29)	(0.33)

Net asset value, end of year	$11.46	$11.40	$11.57	$12.86	$12.78

Total return	3.17%	1.08%	(8.03)%	2.93%	5.49%
Net assets, end of year (in thousands)	$20,654	$21,780	$25,761	$28,209	$27,354
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.91%	0.93%	0.87%	0.80%	0.82%
Ratio of net investment income to average net assets	2.60%	2.49%	2.19%	2.26%	2.58%
Portfolio turnover	20.02%	4.46%	2.55%	13.38%	6.98%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
35.01% of Net Assets
KY Association of Counties	4.000%	02/01/2029	AA-*	$240,000	$245,042
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	411,815
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	272,649
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	422,671
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	437,419
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	698,508
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	462,926
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	468,665
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	748,695
KY Association of Counties	4.500	02/01/2037	AA-*	460,000	477,972
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,171,203
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	507,513
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,000,300
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	531,017
KY Association of Counties	5.000	02/01/2039	AA-*	550,000	606,452
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	549,878
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	579,227
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	1,105,687
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	1,072,995
KY Association of Counties	4.500	02/01/2043	AA-*	1,455,000	1,492,495
KY Association of Counties	4.000	02/01/2043	AA-*	515,000	501,136
KY Association of Counties	4.000	02/01/2048	AA-*	920,000	863,714
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	513,596
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	935,755
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	984,625
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	925,000	852,591
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,069,754
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	851,834
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,124,767
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	877,841
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	888,228
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	867,555
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	909,370
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	917,742
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	883,225
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	841,600
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	898,562
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	348,499
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	350,269
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	364,757
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-*	1,100,000	849,112
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	969,363
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	2,711,866
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,066,600
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	8,929,015
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,329,498
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	4,948,510
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,258,212
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,533,725
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,012,460
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	1,921,451
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	3,722,725
KY State Property & Building #112	5.000	11/01/2028	A1	265,000	273,970
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	8,498,243
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,070,082
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	4,728,701

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #115	5.000%	04/01/2034	A1	$13,975,000	$14,505,910
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	15,028,712
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,188,650
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,248,455
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	3,817,816
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	3,686,853
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,065,514
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,278,338
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	5,488,479
KY State Property & Building #119	5.000	05/01/2030	A1	3,685,000	3,894,124
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	768,290
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	10,527,000
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	10,523,300
KY State Property & Building #119	5.000	05/01/2037	A1	500,000	525,985
KY State Property & Building #122	4.000	11/01/2035	A1	500,000	504,145
KY State Property & Building #122	4.000	11/01/2036	A1	750,000	754,133
KY State Property & Building #122	4.000	11/01/2037	A1	675,000	681,136
KY State Property & Building #122	4.000	11/01/2039	A1	4,655,000	4,665,846
KY State Property & Building #126	5.000	05/01/2039	A1	2,500,000	2,749,700
KY State Property & Building #126	5.000	05/01/2040	A1	845,000	920,940
KY State Property & Building #126	5.000	05/01/2042	A1	2,000,000	2,164,160
KY State Property & Building #126	4.000	05/01/2042	A1	1,980,000	1,959,982
KY State Property & Building #127	5.250	06/01/2040	A1	10,000,000	11,157,800
KY State Property & Building #127	5.250	06/01/2041	A1	8,745,000	9,700,129
KY State Property & Building #127	5.250	06/01/2042	A1	15,975,000	17,685,124
KY State Property & Building #130	4.000	11/01/2041	A1	1,500,000	1,501,200
KY State Property & Building #130	5.000	11/01/2042	A1	1,500,000	1,651,320
KY State Property & Building #130	4.000	11/01/2043	A1	7,000,000	6,870,150
KY State Property & Building #130	5.250	11/01/2044	A1	8,140,000	9,104,183
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	1,450,000	1,455,568

					258,005,024
SCHOOL IMPROVEMENT BONDS
24.31% of Net Assets
Adair County KY School District Finance Corporation	4.250	09/01/2040	A1	1,840,000	1,874,114
Adair County KY School District Finance Corporation	4.250	09/01/2042	A1	1,270,000	1,283,246
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2040	A1	1,495,000	1,493,236
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2042	A1	1,525,000	1,500,341
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	1,908,843
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,234,426
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,319,660
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,402,089
Bowling Green KY School District Finance Corporation	4.000	04/01/2043	A1	3,085,000	3,017,068
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	A1	2,500,000	2,420,950
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	1,833,996
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,000,224
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,084,748
Bullitt County KY School District Finance Corporation	4.000	03/01/2038	A1	575,000	580,658
Bullitt County KY School District Finance Corporation	4.000	02/01/2042	A1	1,485,000	1,455,523
Butler County KY School District Finance Corporation	4.000	03/01/2037	A1	360,000	366,660
Butler County KY School District Finance Corporation	4.250	03/01/2040	A1	755,000	766,831
Campbell County KY School District Finance Corporation	4.000	02/01/2045	Aa3	1,000,000	965,890
Christian County KY School District Finance Corporation	4.500	10/01/2042	A1	3,555,000	3,713,624
Christian County KY School District Finance Corporation	4.500	10/01/2043	A1	3,605,000	3,745,956
Christian County KY School District Finance Corporation	4.500	10/01/2048	A1	2,000,000	2,056,340
Clark County KY School District Finance Corporation	4.000	03/01/2039	A1	3,090,000	3,110,147
Clark County KY School District Finance Corporation	4.000	03/01/2040	A1	1,475,000	1,474,926
Clay County KY School DistrictFinance Corporation	4.250	09/01/2042	A1	1,500,000	1,515,645
Covington KY Independent School District Finance Corporation	4.000	06/01/2041	A1	490,000	485,820

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Dayton KY Independent School District Finance Corporation	4.000%	04/01/2044	A1	$2,210,000	$2,153,844
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,349,431
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,734,602
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	10,742,356
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	8,860,950
Fleming County KY School District Finance Corporation	4.250	06/01/2043	A1	965,000	972,730
Fleming County KY School District Finance Corporation	4.250	06/01/2044	A1	1,010,000	1,014,020
Franklin County KY School District Finance Corporation	4.000	02/01/2040	A1	1,000,000	1,001,270
Franklin County KY School District Finance Corporation	4.000	02/01/2041	A1	1,020,000	1,012,636
Glasgow KY School District Finance Corporation	3.000	02/01/2042	A1	1,820,000	1,518,080
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	640,817
Hardin County KY School District Finance Corporation	4.000	02/01/2042	Aa3	6,035,000	5,974,650
Hardin County KY School District Finance Corporation	4.000	02/01/2044	Aa3	2,000,000	1,946,880
Hardin County KY School Distrit Finance Corporation	4.000	02/01/2041	Aa3	1,220,000	1,218,499
Harlan KY Independent School District Finance Corporation	4.250	09/01/2041	A1	560,000	566,188
Harlan KY Independent School District Finance Corporation	4.375	09/01/2042	A1	260,000	264,716
Jefferson County KY School District Finance Corporation	5.000	10/01/2026	Aa3	255,000	264,573
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	983,678
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,034,205
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,177,139
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,233,627
Jefferson County KY School District Finance Corporation	3.000	12/01/2035	Aa3	6,140,000	5,677,290
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,129,813
Jefferson County KY School District Finance Corporation	3.000	12/01/2038	Aa3	1,470,000	1,314,518
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	385,000	338,550
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,671,989
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,214,138
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,257,548
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,300,832
Kenton County KY School District Finance Corporation	3.000	12/01/2040	A1	1,965,000	1,662,095
Kenton County KY School District Finance Corporation	3.000	12/01/2041	A1	2,025,000	1,689,012
KY State Interlocal School Transportation Association	4.000	03/01/2025	A1	1,325,000	1,327,133
Madison County KY School District Finance Corporation	4.000	02/01/2043	Aa3	1,585,000	1,556,375
Madison County KY School District Finance Corporation	4.000	02/01/2044	Aa3	1,000,000	973,440
Madison County KY School Distrtrict Finance Corporation	4.000	02/01/2042	Aa3	2,545,000	2,519,550
Marion County KY School District Finance Corporation	4.000	04/01/2038	A1	1,000,000	1,013,990
Marion County KY School District Finance Corporation	4.000	04/01/2040	A1	1,190,000	1,189,941
Mason County KY School District Finance Corporation	4.000	04/01/2043	A1	1,145,000	1,122,707
McLean County KY School District Finance Corporation	4.000	02/01/2044	A1	845,000	822,557
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,225,542
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,266,162
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,392,320
Mercer County KY School District Finance Corporation	4.000	05/01/2040	A1	1,555,000	1,553,119
Mercer County KY School District Finance Corporation	4.000	05/01/2041	A1	1,950,000	1,938,105
Mercer County KY School District Finance Corporation	4.000	05/01/2044	A1	450,000	436,176
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	975,619
Nelson County KY School Distrit Finance Corporation	4.000	06/01/2041	A1	1,695,000	1,672,372
Nelson County KY School Distrit Finance Corporation	4.125	06/01/2042	A1	1,765,000	1,763,835
Owensboro KY Independent School District Finance Corporation	4.000	04/01/2041	A1	1,545,000	1,522,644
Paris KY Independent School District Finance Corporation	4.000	03/01/2042	A1	1,000,000	983,760
Paris KY School District Finance Corporation	4.000	06/01/2043	A1	335,000	327,158
Raceland-Worthington KY Independent School District Finance Corporation	3.400	06/01/2037	A1	580,000	555,321
Robertson County KY School District Finance Corporation	4.000	02/01/2042	A1	300,000	294,780
Robertson County KY School District Finance Corporation	4.000	02/01/2043	A1	310,000	302,827
Russellville KY Independent School District Finance Corporation	4.000	03/01/2044	A1	545,000	527,636
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,446,854
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,244,476

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Scott County KY School District Finance Corporation	4.000%	06/01/2036	Aa3	$1,500,000	$1,505,760
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,421,617
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,814,840
Scott County KY School District Finance Corporation	4.125	04/01/2047	Aa3	2,025,000	1,962,326
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,250,982
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	2,971,200
Warren County KY School District Finance Corporation	4.000	02/01/2040	Aa3	2,000,000	1,995,340
Warren County KY School Distrit Finance Corporation	4.250	12/01/2041	Aa3	5,000,000	5,081,350
Williamstown KY Independent School District Finance Corporation	4.125	05/01/2044	A1	490,000	482,469
Woodford County KY School District Finance Corporation	5.000	08/01/2038	A1	1,650,000	1,804,803
Woodford County KY School District Finance Corporation	5.000	08/01/2039	A1	350,000	381,045

					179,157,768
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.82% of Net Assets
Boyle County KY Educational Facilities Revenue Centre College	5.000	06/01/2037	A3	2,865,000	2,958,456
Boyle County KY Educational Facilities Revenue Centre College	5.250	06/01/2043	A3	2,000,000	2,173,960
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,413,313
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,690,723
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,275,783
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	2,972,639
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,399,081
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	A3	200,000	200,716
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	A3	860,000	746,403
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	A3	1,405,000	1,173,428
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	A3	2,545,000	2,416,427
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	A3	4,400,000	4,110,612
KY State Property & Building #114	5.000	10/01/2032	A1	2,795,000	2,880,835
KY State Property & Building #114	5.000	10/01/2033	A1	2,940,000	3,030,934
KY State Property & Building #114	5.000	10/01/2034	A1	3,090,000	3,178,127
KY State Property & Building #114	5.000	10/01/2035	A1	1,945,000	1,995,376
KY State Property & Building #116	5.000	10/01/2035	A1	4,165,000	4,371,293
KY State Property & Building #116	5.000	10/01/2036	A1	2,725,000	2,855,691
Murray State University	5.000	03/01/2032	A1	2,220,000	2,236,295
Murray State University	3.000	09/01/2037	A1	1,310,000	1,171,821
Murray State University	3.000	09/01/2039	A1	1,390,000	1,214,151
Murray State University	3.000	09/01/2041	A1	1,470,000	1,242,753
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	902,939
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,034,770
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	4,682,228
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	3,729,391
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	5,546,273
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	16,230,130
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,870,957
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	5,472,121
University of Louisville	3.000	09/01/2039	A1	1,450,000	1,274,072
University of Louisville	3.000	09/01/2040	A1	1,495,000	1,289,049
University of Louisville	3.000	09/01/2042	A1	1,575,000	1,316,763
Western KY University	4.000	09/01/2034	A1	575,000	579,508
Western KY University	4.000	09/01/2035	A1	595,000	598,671
Western KY University	4.000	09/01/2036	A1	620,000	622,536

					101,858,225

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
7.18% of Net Assets
KY Rural Water Finance Corporation	3.000%	02/01/2032	AA-*	$240,000	$224,114
KY Rural Water Finance Corporation	3.000	02/01/2033	AA-*	370,000	342,546
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	295,000	295,024
KY Rural Water Finance Corporation	3.000	08/01/2036	AA-*	285,000	257,626
KY Rural Water Finance Corporation	3.000	08/01/2037	AA-*	280,000	249,819
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	409,856
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	419,698
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,002,040
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,239,790
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	4,679,455
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,252,049
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	4,917,592
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	2,805,901
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,021,000
Louisville & Jefferson County Metropolitan Sewer	3.000	05/15/2044	Aa3	9,015,000	7,353,716
Louisville & Jefferson County Metropolitan Sewer	3.250	05/15/2046	Aa3	2,450,000	2,014,464
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	336,082
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	340,814
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	350,017
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	353,164
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	361,523
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	363,350
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	370,382
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	246,803
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	276,826
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	306,809
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	201,042
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	326,541
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	411,164
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,106,831
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,180,192
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,961,603
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,125,531
Owensboro-Daviess County KY Water	4.000	12/01/2043	A+*	800,000	785,128

					52,888,492
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.08% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,824,643
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,398,785
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,207,368
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	7,331,502
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	4,060,000	4,142,174
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,747,552
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	6,878,069
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2040	A*	1,000,000	976,560
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2042	A*	2,750,000	2,943,298
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	3,157,400
Warren County KY Hospital	5.000	04/01/2043	AA-*	875,000	953,934
Warren County KY Hospital	5.000	04/01/2044	AA-*	2,685,000	2,897,759

					37,459,044
PUBLIC FACILITIES REVENUE BONDS
5.02% of Net Assets
Bath County KY Public Properties	4.625	06/01/2045	A1	1,040,000	1,078,074
Bath County KY Public Properties	4.625	06/01/2046	A1	1,090,000	1,127,431
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,349,141
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,112,300

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Certificate of Participation	4.000%	04/15/2030	A1	$1,500,000	$1,527,465
KY State Certificate of Participation	4.000	04/15/2031	A1	1,350,000	1,371,830
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,658,434
KY State Certificate of Participation	5.000	04/15/2038	A1	5,000,000	5,264,250
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	7,607,562
KY State Certificate of Participation	4.000	04/15/2048	A1	1,000,000	955,530
Laurel County KY General Obligation	4.000	05/01/2031	AA*	1,295,000	1,309,167
Laurel County KY General Obligation	4.000	05/01/2034	AA*	1,440,000	1,457,309
Laurel County KY General Obligation	4.000	05/01/2035	AA*	1,495,000	1,510,563
Laurel County KY General Obligation	4.000	05/01/2036	AA*	1,555,000	1,571,590
Laurel County KY General Obligation	4.000	05/01/2037	AA*	1,620,000	1,632,928
Laurel County KY General Obligation	4.000	05/01/2038	AA*	1,680,000	1,688,904
Madison County KY Public Properties Judicial Center	4.125	06/01/2041	A1	1,180,000	1,181,735
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,065,501
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	760,769
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	772,151

					37,002,634
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.53% of Net Assets
KY State Turnpike Economic Development Road Revenue^	5.000	07/01/2025	Aa3	4,000,000	4,062,920
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,102,880
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,329,675
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	1,861,140
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	1,120,000	1,148,582
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	420,024
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	522,690
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa3	1,100,000	1,209,648
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2039	Aa3	3,255,000	3,554,004
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa3	2,250,000	2,443,590
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa3	3,555,000	3,831,188
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa3	1,400,000	1,507,870

					25,994,211
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
2.64% of Net Assets
KY State Housing Corporation	4.250	01/01/2034	Aaa	250,000	255,105
KY State Housing Corporation	4.300	07/01/2034	Aaa	325,000	334,318
KY State Housing Corporation	4.350	01/01/2035	Aaa	310,000	313,767
KY State Housing Corporation	4.350	07/01/2035	Aaa	605,000	621,057
KY State Housing Corporation	4.400	07/01/2038	Aaa	3,005,000	3,080,455
KY State Housing Corporation	4.700	07/01/2043	Aaa	3,500,000	3,593,975
KY State Housing Corporation	4.800	07/01/2048	Aaa	5,200,000	5,289,908
KY State Housing Corporation	4.400	07/01/2044	Aaa	2,945,000	2,955,867
KY State Housing Corporation	4.600	07/01/2049	Aaa	3,000,000	3,017,580

					19,462,032
REFUNDING BONDS
1.22% of Net Assets
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	442,426
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	462,969
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	465,273
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	2,736,537
KY State Property & Building #121	5.000	02/01/2029	A1	4,535,000	4,866,871

					8,974,076
AIRPORT REVENUE BONDS
0.70% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	244,994
Kenton County Airport	5.000	01/01/2034	A1	275,000	294,910

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Kenton County Airport	5.000%	01/01/2035	A1	$300,000	$322,242
Kenton County Airport	5.000	01/01/2036	A1	325,000	348,108
Kenton County Airport	5.000	01/01/2037	A1	250,000	267,668
Kenton County Airport	5.000	01/01/2038	A1	500,000	533,604
Kenton County Airport	5.000	01/01/2039	A1	500,000	531,240
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	2,627,450

					5,170,216
AD VALOREM PROPERTY BONDS
0.35% of Net Assets
Henderson KY	3.000	09/01/2042	Aa3	845,000	704,570
Henderson KY	3.000	09/01/2043	Aa3	870,000	710,346
Warren County KY General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,196,091

					2,611,007
PREREFUNDED BONDS
0.35% of Net Assets
Frankfort KY Electric & Water	4.750	12/01/2034	NR	695,000	698,982
Frankfort KY Electric & Water	4.750	12/01/2035	NR	725,000	729,154
Frankfort KY Electric & Water	4.750	12/01/2036	NR	760,000	764,355
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	347,843

					2,540,334
Total Investments 99.21% of Net Assets (cost $747,515,795) (See footnote 6 for further explanation)					$731,123,063

Other assets in excess of liabilities .79%					5,833,310

Net Assets 100%					$736,956,373

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)

Other Information

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	731,123,063
Level 3	Significant Unobservable Inputs	—

$731,123,063

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024

ASSETS:
Investments in securities, at fair value (Cost: $747,515,795)		$731,123,063
Cash		5,245,265
Receivable for fund shares sold		32,218
Interest receivable		8,112,247

Total assets		744,512,793
LIABILITIES:
Payable for:
Investments purchased	4,061,760
Distributions to shareholders	2,218,657
Fund shares redeemed	649,435
Investment advisory fee	242,625
Transfer agent fee	73,091
Audit fees	133,746
Professional fees	32,445
Trustees fees	28,298
Custodian fee	27,434
Accrued expenses	88,929

Total liabilities		7,556,420

NET ASSETS:
Paid-in capital		772,104,223
Total accumulated loss		(35,147,850)

Total Net Assets		$736,956,373

NET ASSET VALUE, offering price and redemption price per share (102,347,947 shares outstanding; unlimited number of shares authorized; no par value)		$7.20

STATEMENT OF OPERATIONS

For the year ended June 30, 2024

Net investment income:
Interest income	$25,257,567

Expenses:
Investment advisory fee	3,032,606
Transfer agent fee	919,589
Professional fees	311,003
Trustees fees	118,795
Custodian fee	97,514
Registration fees	37,256
Pricing fees	32,940
Other expenses	133,761

Total expenses	4,683,464
Custodian fee reduction (Note 7)	(292)

Net expenses	4,683,172

Net investment income	20,574,395

Realized and unrealized gain/(loss) on investments:
Net realized loss	(9,083,428)
Net change in unrealized appreciation/depreciation	10,760,471

Net realized and unrealized gain on investments	1,677,043

Net increase in net assets resulting from operations	$22,251,438

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2024 and 2023

	2024	2023
Operations:
Net investment income	$20,574,395	$21,219,726
Net realized loss on investments	(9,083,428)	(8,560,616)
Net change in unrealized appreciation/depreciation	10,760,471	6,101,692

Net increase in net assets resulting from operations	22,251,438	18,760,802
Total distributions (Note 6)	(20,574,395)	(21,219,726)
Net Fund share transactions (Note 4)	(63,541,409)	(59,002,733)

Total decrease	(61,864,366)	(61,461,657)
Net assets:
Beginning of year	798,820,739	860,282,396

End of year	$736,956,373	$798,820,739

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.18	$7.20	$8.02	$7.86	$7.83

Income from investment operations:
Net investment income	0.19	0.19	0.18	0.20	0.21
Net gains/(losses) on investments (c)	0.02	(0.02)	(0.82)	0.16	0.03

Total from investment operations	0.21	0.17	(0.64)	0.36	0.24
Less distributions:
Distributions from net investment income	(0.19)	(0.19)	(0.18)	(0.20)	(0.21)
Distributions from capital gains	0.00	0.00	0.00 (b)	0.00 (b)	0.00

Total distributions	(0.19)	(0.19)	(0.18)	(0.20)	(0.21)

Net asset value, end of year	$7.20	$7.18	$7.20	$8.02	$7.86

Total return	3.03%	2.35%	(8.11)%	4.63%	3.08%
Net assets, end of year (in thousands)	$736,956	$798,821	$860,282	$1,008,379	$973,889
Ratio of net expenses to average net assets (a)	0.62%	0.60%	0.56%	0.56%	0.56%
Ratio of gross expenses to average net assets	0.62%	0.60%	0.56%	0.56%	0.56%
Ratio of net investment income to average net assets	2.70%	2.59%	2.31%	2.46%	2.66%
Portfolio turnover	14.50%	10.67%	14.39%	5.92%	4.59%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
20.34% of Net Assets
Anderson County KY School District Finance Corporation	3.000%	02/01/2029	A1	$500,000	$484,920
Boone County KY School District Finance Corporation	4.000	06/01/2029	Aa3	450,000	459,680
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	716,677
Floyd County KY School District Finance Corporation	3.500	08/01/2031	A1	800,000	770,224
Jefferson County KY School District Finance Corporation	4.000	06/01/2030	Aa3	1,245,000	1,255,544
Newport KY Independent School District Finance Corporation	3.500	11/01/2028	A1	425,000	416,258
Paris KY Independent School District Finance Corporation	5.000	06/01/2027	A1	205,000	213,241
Paris KY Independent School District Finance Corporation	5.000	06/01/2028	A1	215,000	226,404
Paris KY Independent School District Finance Corporation	5.000	06/01/2029	A1	170,000	181,123
Pike County KY School District Finance Corporation	5.000	08/01/2024	A1	250,000	250,293
Pike County KY School District Finance Corporation	5.000	02/01/2025	A1	960,000	968,102
Pike County KY School District Finance Corporation	5.000	08/01/2025	A1	200,000	203,222
Pike County KY School District Finance Corporation	4.000	02/01/2028	A1	295,000	297,623

					6,443,311
PUBLIC FACILITIES REVENUE BONDS
16.14% of Net Assets
KY Bond Development	5.000	09/01/2026	A3	1,000,000	1,026,670
Lexington Fayette Urban County Government — Court Facilities	5.000	10/01/2024	A1	700,000	702,429
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2029	Aa3	1,000,000	1,006,980
Mercer County KY Public Property	4.000	08/01/2024	A1	720,000	720,122
Oldham County KY Public Facilities	5.000	02/01/2025	A1	325,000	327,629
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	342,346
Taylor County KY Public Courthouse	4.000	09/01/2027	A1	700,000	706,657
Wolfe County KY Public Properties Corporation	4.000	04/01/2025	A1	280,000	280,216

					5,113,049
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
14.66% of Net Assets
KY Asset Liability Commission	5.000	09/01/2024	AA*	330,000	330,739
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	500,990
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	565,000	565,961
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	330,000	335,062
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa3	1,175,000	1,175,153
KY State Turnpike Authority Economic Development	5.000	07/01/2025	Aa3	300,000	304,956
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa3	1,385,000	1,429,569

					4,642,430
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
12.06% of Net Assets
KY Association of Counties	4.000	02/01/2029	AA-*	630,000	648,906
KY Association of Counties	5.000	02/01/2030	AA-*	250,000	270,338
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	766,838
KY State Property & Building #127	5.000	06/01/2029	A1	1,000,000	1,077,610
Somerset KY	5.000	06/01/2028	A1	605,000	644,621
Somerset KY	5.000	06/01/2029	A1	380,000	411,111

					3,819,424
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.55% of Net Assets
Eastern KY University	5.000	10/01/2026	A1	655,000	676,700
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2029	A3	320,000	326,156
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	A3	170,000	172,868
University of Kentucky General Receipts	3.000	04/01/2025	Aa2	240,000	238,978
University of Kentucky General Receipts	4.000	10/01/2030	Aa2	90,000	90,650
University of Kentucky General Receipts	4.000	10/01/2032	Aa2	750,000	754,395
University of Louisville	4.000	09/01/2030	A1	745,000	764,236

					3,023,983

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
9.04% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000%	08/01/2031	Aa2	$1,000,000	$1,010,980
Henderson KY	4.000	06/01/2028	Aa3	385,000	394,125
KY Rural Water Financing Corporation	5.000	08/01/2029	AA-*	595,000	644,938
Northern KY Water	5.000	02/01/2026	Aa2	815,000	814,992

					2,865,035
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
6.18% of Net Assets
KY State Housing Corporation	3.650	07/01/2027	Aaa	660,000	663,366
KY State Housing Corporation	3.750	07/01/2028	Aaa	345,000	347,298
KY State Housing Corporation	3.850	07/01/2029	Aaa	450,000	453,878
KY State Housing Corporation	3.350	07/01/2029	Aaa	305,000	299,477
KY State Housing Corporation	3.400	07/01/2030	Aaa	200,000	195,108

					1,959,127
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.22% of Net Assets
Warren County KY Hospital	5.000	04/01/2032	AA-*	1,200,000	1,337,700

AD VALOREM PROPERTY BONDS
2.06% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	652,296

REFUNDING BONDS
1.82% of Net Assets
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	575,690

AIRPORT REVENUE BONDS
1.62% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	512,705

Total Investments 97.69% of Net Assets (cost $31,510,385) (See footnote 6 for further explanation)					$30,944,750

Other assets in excess of liabilities 2.31%					731,812

Net Assets 100%					$31,676,562

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	30,944,750
Level 3	Significant Unobservable Inputs	—

$30,944,750

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024

ASSETS:
Investments in securities, at fair value (Cost: $31,510,385)		$30,944,750
Cash		347,203
Receivable for fund shares sold		29,528
Interest receivable		427,241

Total assets		31,748,722
LIABILITIES:
Payable for:
Distributions to shareholders	19,688
Fund shares redeemed	1,077
Net investment advisory fee	9,931
Transfer agent fee	3,593
Audit fees	10,002
Registration fees	6,685
Custodian fee	4,444
Compliance fees	3,273
Legal fees	3,136
Trustee fees	1,981
Accrued expenses	8,350

Total liabilities		72,160

NET ASSETS:
Paid-in capital		32,527,671
Total accumulated loss		(851,109)

Total Net Assets		$31,676,562

NET ASSET VALUE, offering price and redemption price per share (6,219,285 shares outstanding; unlimited number of shares authorized; no par value)		$5.09

STATEMENT OF OPERATIONS

For the year ended June 30, 2024

Net investment income:
Interest income	$920,895

Expenses:
Investment advisory fee	170,503
Transfer agent fee	46,921
Professional fees	14,434
Registration fees	11,400
Custodian fee	11,239
Trustees fees	5,441
Pricing fees	3,816
Other expenses	11,572

Total expenses	275,326
Fees waived by Adviser (Note 2)	(36,089)
Custodian fee reduction (Note 7)	(34)

Net expenses	239,203

Net investment income	681,692

Realized and unrealized gain/(loss) on investments:
Net realized loss	(68,948)
Net change in unrealized appreciation/depreciation	62,739

Net realized and unrealized loss on investments	(6,209)

Net increase in net assets resulting from operations	$675,483

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2024 and 2023

	2024	2023
Operations:
Net investment income	$681,692	$715,912
Net realized loss on investments	(68,948)	(131,616)
Net change in unrealized appreciation/depreciation	62,739	(154,214)

Net increase in net assets resulting from operations	675,483	430,082
Total distributions (Note 6)	(681,692)	(715,912)
Net Fund share transactions (Note 4)	(5,415,636)	(5,581,701)

Total decrease	(5,421,845)	(5,867,531)
Net assets:
Beginning of year	37,098,407	42,965,938

End of year	$31,676,562	$37,098,407

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$5.10	$5.13	$5.42	$5.41	$5.36

Income from investment operations:
Net investment income	0.10	0.09	0.08	0.09	0.09
Net gains/(losses) on investments (b)	(0.01)	(0.03)	(0.29)	0.01	0.05

Total from investment operations	0.09	0.06	(0.21)	0.10	0.14
Less distributions:
Distributions from net investment income	(0.10)	(0.09)	(0.08)	(0.09)	(0.09)

Net asset value, end of year	$5.09	$5.10	$5.13	$5.42	$5.41

Total return	1.83%	1.14%	(3.85)%	1.86%	2.66%
Net assets, end of year (in thousands)	$31,677	$37,098	$42,966	$45,089	$47,389
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.81%	0.79%	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets	2.00%	1.72%	1.57%	1.66%	1.70%
Portfolio turnover	24.89%	16.52%	13.09%	10.00%	2.75%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
26.89% of Net Assets
Alcorn MS University Educational Building Corporation	5.000%	09/01/2025	Aa2	$100,000	$101,846
Jackson State University Educational Building	5.000	03/01/2034	Aa2	440,000	444,492
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	127,036
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	300,819
MS Development Bank Special Obligation Pearl River Community College	5.000	10/01/2033	AA-*	125,000	133,730
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	235,406
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	251,293
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	211,566
University of Mississippi Educational Building Corporation	3.000	10/01/2034	Aa2	200,000	186,992
University of MS Educational Building Corporation	5.000	10/01/2036	Aa2	100,000	113,356
University of MS Educational Building Corporation	4.000	10/01/2037	Aa2	100,000	103,120
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	372,265

					2,581,921
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
14.11% of Net Assets
Mississippi State	3.000	06/01/2038	Aa2	100,000	88,122
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	126,148
Mississippi State Gaming Tax Revenue	5.000	10/15/2037	A-*	125,000	128,986
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2034	AA*	200,000	200,352
MS Development Bank Special Obligation Olive Branch Public Improvement^	4.000	06/01/2044	Aa2	225,000	220,748
MS Development Bank Special Obligation Pascagoula	4.000	07/01/2024	AA*	300,000	300,012
MS Development Bank Special Obligation Tupelo Public Improvement	4.000	09/01/2044	Aa2	125,000	124,480
Pearl MS	4.750	09/01/2038	A3	155,000	166,433

					1,355,281
SCHOOL IMPROVEMENT BONDS
12.76% of Net Assets
Mississippi State	4.000	10/01/2039	Aa2	200,000	200,924
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	102,542
MS Development Bank Special Obligation Lafayette County School District	4.000	04/01/2033	AA*	100,000	101,424
MS Development Bank Special Obligation Meridian Schools	4.000	04/01/2039	A2	100,000	100,879
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2033	AA*	190,000	192,141
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2037	AA*	200,000	213,366
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	100,409
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2040	AA*	100,000	105,709
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	108,821

					1,226,215
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
10.03% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	201,660
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	310,059
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	176,748
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	75,494
MS Development Bank Special Obligation Marshall Highway	3.750	01/01/2035	Aa3	200,000	199,656

					963,617
REFUNDING BONDS
8.59% of Net Assets
Flowood MS	3.500	10/01/2026	AA+*	300,000	298,314
MS State Refunding	4.000	10/01/2036	Aa2	290,000	292,723
Starkville MS	4.000	06/01/2032	A1	230,000	234,602

					825,639

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
7.68% of Net Assets
Mississippi State Home Corporation	3.950%	12/01/2042	Aaa	$100,000	$95,575
Mississippi State Home Corporation	4.400	12/01/2043	Aaa	350,000	350,647
Mississippi State Home Corporation	4.375	12/01/2044	Aaa	150,000	149,895
Mississippi State Home Corporation	4.050	12/01/2047	Aaa	150,000	141,740

					737,857
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.37% of Net Assets
Jones County MS Hospital	4.000	04/01/2026	AA*	305,000	308,087
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2025	Aa2	120,000	121,775
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2035	Aa2	100,000	108,471
Medical Center Educational Building Corporation University of Mississippi	5.000	06/01/2042	Aa2	165,000	169,645

					707,978
PUBLIC FACILITIES REVENUE BONDS
6.90% of Net Assets
MS Development Bank Special Obligation Dept of Corrections — Walnut Grove	5.000	08/01/2027	AA-*	200,000	209,010
MS Development Bank Special Obligation Lauderdale Correctional Facilities	4.000	03/01/2037	Aa3	100,000	99,504
MS Development Bank Special Obligation Tupelo	4.000	07/01/2037	Aa2	100,000	101,543
MS Development Bank Special Obligation Vicksburg Sports Complex	5.000	07/01/2048	A2	245,000	253,073

					663,130
PREREFUNDED BONDS
3.23% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	150,832
MS State General Obligation	5.000	10/01/2033	Aa2	150,000	159,144

					309,976
LEASE REVENUE BONDS
2.44% of Net Assets
Warren County MS Certificate of Participation	6.000	09/01/2042	Aa3	100,000	117,665
Warren County MS Certificate of Participation	6.000	09/01/2043	Aa3	100,000	117,155

					234,820
MUNICIPAL UTILITY REVENUE BONDS
1.60% of Net Assets
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	154,026

Total Investments 101.60% of Net Assets (cost $9,813,153) (See footnote 6 for further explanation)					$9,760,460

Liabilites in excess of assets (1.60)%					(153,712)

Net Assets 100%					$9,606,748

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2024

Other Information

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,760,460
Level 3	Significant Unobservable Inputs	—

$9,760,460

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024

ASSETS:
Investments in securities, at fair value (Cost: $9,813,153)		$9,760,460
Cash		9,139
Interest receivable		119,359

Total assets		9,888,958
LIABILITIES:
Payable for:
Investments purchased	221,288
Distributions to shareholders	38,583
Fund shares redeemed	2,422
Net investment advisory fee	1,972
Transfer agent fee	2,836
Printing expense	2,876
Compliance fees	2,275
Postage expense	2,210
Audit fees	1,916
Legal fees	1,571
Trustees fees	665
Custodian fee	184
Accrued expenses	3,412

Total liabilities		282,210

NET ASSETS:
Paid-in capital		10,148,966
Total accumulated loss		(542,218)

Total Net Assets		$9,606,748

NET ASSET VALUE, offering price and redemption price per share (867,646 shares outstanding; unlimited number of shares authorized; no par value)		$11.07

STATEMENT OF OPERATIONS

For the year ended June 30, 2024

Net investment income:
Interest income	$311,243

Expenses:
Investment advisory fee	46,351
Transfer agent fee	13,905
Registration fees	9,150
Custodian fee	6,413
Pricing fees	5,014
Professional fees	3,615
Trustees fees	1,402
Other expenses	2,948

Total expenses	88,798
Fees waived by Adviser (Note 2)	(23,704)
Custodian fee reduction (Note 7)	(19)

Net expenses	65,075

Net investment income	246,168

Realized and unrealized gain/(loss) on investments:
Net realized loss	(55,121)
Net change in unrealized appreciation/depreciation	62,058

Net realized and unrealized gain on investments	6,937

Net increase in net assets resulting from operations	$253,105

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2024 and 2023

	2024	2023
Operations:
Net investment income	$246,168	$210,947
Net realized loss on investments	(55,121)	(434,469)
Net change in unrealized appreciation/depreciation	62,058	232,834

Net increase in net assets resulting from operations	253,105	9,312
Total distributions (Note 6)	(246,168)	(212,273)
Net Fund share transactions (Note 4)	1,177,746	(1,404,653)

Total increase/(decrease)	1,184,683	(1,607,614)
Net assets:
Beginning of year	8,422,065	10,029,679

End of year	$9,606,748	$8,422,065

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.08	$11.22	$12.40	$12.37	$12.21

Income from investment operations:
Net investment income	0.29	0.26	0.25	0.27	0.31
Net gains/(losses) on investments (c)	(0.01)	(0.14)	(1.16)	0.05	0.18

Total from investment operations	0.28	0.12	(0.91)	0.32	0.49
Less distributions:
Distributions from net investment income	(0.29)	(0.26)	(0.25)	(0.27)	(0.31)
Distributions from capital gains	0.00	0.00 (b)	(0.02)	(0.02)	(0.02)

Total distributions	(0.29)	(0.26)	(0.27)	(0.29)	(0.33)

Net asset value, end of year	$11.07	$11.08	$11.22	$12.40	$12.37

Total return	2.60%	1.16%	(7.46)%	2.68%	4.01%
Net assets, end of year (in thousands)	$9,607	$8,422	$10,030	$11,412	$11,111
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.96%	1.06%	0.96%	0.96%	0.99%
Ratio of net investment income to average net assets	2.65%	2.38%	2.06%	2.21%	2.51%
Portfolio turnover	17.87%	22.86%	9.15%	8.85%	10.26%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
21.69% of Net Assets
Alamance County NC	4.000%	05/01/2041	Aa1	$635,000	$646,894
Alamance County NC	4.000	05/01/2042	Aa1	305,000	309,456
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa1	250,000	253,285
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa1	250,000	253,263
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	129,331
Buncombe County NC Limited Obligation	5.000	06/01/2044	Aa1	250,000	278,323
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	251,548
Cabarrus County NC Limited Obligation	4.000	06/01/2034	Aa1	795,000	805,057
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa1	1,435,000	1,469,842
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,650,000	1,671,335
Catawba County NC Limited Obligation	4.000	04/01/2042	Aa2	420,000	422,449
Catawba County NC Limited Obligation	4.000	04/01/2043	Aa2	320,000	320,925
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	763,740
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,033,420
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	514,205
Duplin County NC Limited Obligation	5.000	04/01/2032	A1	750,000	768,855
Duplin County NC Limited Obligation	5.000	04/01/2034	A1	865,000	885,708
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	203,634
Henderson County NC Limited Obligation	4.000	06/01/2037	Aa2	750,000	771,915
Henderson County NC Limited Obligation	4.000	06/01/2038	Aa2	500,000	511,380
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	505,980
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	504,280
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	553,872
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	295,809
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	252,828
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	250,000	251,878
Rutherford County NC Limited Obligation	4.000	03/01/2039	A1	500,000	503,770
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	326,297
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,011,080
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	1,750,000	1,807,925
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,189,677
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	356,577
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	597,888
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	738,775
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,512,330
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	354,186

					25,027,717
MUNICIPAL UTILITY REVENUE BONDS
15.56% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa2	500,000	505,165
Brunswick County NC Enterprise System Revenue	4.000	04/01/2039	Aa2	1,000,000	1,013,370
Brunswick County NC Enterprise System Revenue	3.000	04/01/2046	Aa2	500,000	398,390
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	550,336
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	752,603
Clayton NC Water & Sewer Revenue	5.000	08/01/2040	Aa3	700,000	772,373
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa1	1,000,000	1,020,680
Durham NC Utility System Revenue	4.000	08/01/2044	Aa1	250,000	251,440
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,020,510
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	576,435
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	252,740
Greensboro NC Enterprise System Revenue	4.000	06/01/2047	Aa1	355,000	354,460
Johnson County NC Water & Sewer	4.000	04/01/2044	Aa2	500,000	501,075
Johnston County NC Water & Sewer Revenue	4.000	04/01/2043	Aa2	300,000	300,867
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	143,530
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	300,329
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	229,196

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Lincoln County NC Enterprise System Revenue	3.000%	08/01/2041	AA*	$240,000	$204,331
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,150,124
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	509,890
Pender County NC Limited Obligation	3.000	06/01/2038	Aa3	490,000	436,605
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	400,760
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	930,332
Union County NC Enterprise System Revenue	4.000	06/01/2038	Aa2	500,000	508,490
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	1,335,000	1,320,502
Union County NC Enterprise System Revenue	3.000	06/01/2046	Aa2	1,500,000	1,202,850
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	250,000	190,513
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,240,168
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	506,755
Winston Salem NC Water & Sewer System Revenue	3.000	06/01/2046	Aa1	500,000	402,775

					17,947,594
PUBLIC FACILITIES REVENUE BONDS
13.84% of Net Assets
Charlotte NC Certificate of Participation	4.000	06/01/2036	Aa2	1,000,000	1,024,690
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	3,067,260
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2037	Aa2	500,000	511,210
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,012,470
Concord NC Limited Obligation^	4.000	06/01/2044	Aa1	300,000	301,215
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,020,610
Harnett County NC Limited Obligation	4.000	10/01/2038	Aa3	1,055,000	1,063,419
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	254,595
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	509,005
Holly Springs NC Limited Obligation	4.125	10/01/2041	Aa2	500,000	513,345
Holly Springs NC Limited Obligation	4.250	10/01/2043	Aa2	365,000	374,830
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	500,110
Moore County NC	3.000	06/01/2039	Aa2	350,000	312,403
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	506,255
Orange County NC	4.000	10/01/2036	Aa1	375,000	385,553
Orange County NC	4.000	10/01/2037	Aa1	375,000	385,009
Orange County NC	4.000	10/01/2038	Aa1	275,000	281,141
Orange County NC	4.000	10/01/2039	Aa1	200,000	202,738
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,424,925
Surry County NC Limited Obligation	3.000	10/01/2038	Aa3	395,000	350,393
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	1,135,000	961,436
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	505,485
Wilson City NC	4.000	10/01/2042	Aa3	500,000	501,130

					15,969,227
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.76% of Net Assets
Appalachian NC State University	4.000	05/01/2033	A1	500,000	506,560
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,060,078
Iredell County NC Community College	5.000	04/01/2026	Aaa	225,000	225,011
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	325,367
NC State University at Raleigh	4.000	10/01/2045	Aa1	590,000	593,428
Scotland County NC	5.000	12/01/2033	A*	250,000	261,178
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	758,655
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	260,110
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	252,655
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	252,655
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	759,368
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	505,545
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	448,626
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	391,830
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	410,063
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,394,848

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of NC Wilmington Limited Obligation	5.000%	06/01/2033	A1	$550,000	$556,529
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	502,195
University of North Carolina	5.000	10/01/2033	A1	30,000	30,015
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,051,260
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,033,460
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	833,564

					12,413,000
REFUNDING BONDS
7.17% of Net Assets
Asheville NC Limited Obligation	3.000	04/01/2041	Aa1	250,000	216,343
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa1	1,000,000	1,012,870
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	840,042
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	760,065
Chatham County NC	5.000	11/01/2032	Aa2	825,000	840,172
Durham County NC	4.000	06/01/2036	Aaa	225,000	232,101
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	255,933
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,250,000	1,274,875
Raleigh NC	4.000	04/01/2043	Aaa	695,000	705,237
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	502,750
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,004,700
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	501,755
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	125,959

					8,272,802
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.13% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2033	Aa3	210,000	224,681
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	628,426
Charlotte Mecklenburg NC Hospital Authority Atrium Health	4.000	01/15/2043	Aa3	250,000	249,023
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,500,135
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	761,723
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	A2	1,000,000	1,003,930
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,397,285
NC State Medical Care Commission Heath Care Facilities Duke University	4.000	06/01/2042	Aa3	1,060,000	1,051,933
University of NC Chapel Hill Hospitals	4.000	02/01/2037	Aa3	1,000,000	1,010,850
University of NC Chapel Hill Hospitals	4.000	02/01/2038	Aa3	400,000	402,156

					8,230,142
PREREFUNDED BONDS
5.54% of Net Assets
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	293,161
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	754,013
NC Eastern Municipal Power Agency	6.000	01/01/2025	Baa2	1,150,000	1,164,410
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	1,000,000	1,021,480
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2034	NR	1,500,000	1,591,440
University of NC Charlotte	5.000	04/01/2040	Aa3	1,550,000	1,570,428

					6,394,932
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
5.50% of Net Assets
NC State Housing Finance Agency	4.900	07/01/2043	Aa1	1,500,000	1,548,105
NC State Housing Finance Agency	5.000	07/01/2046	Aa1	1,400,000	1,452,345
NC State Housing Finance Agency Homeownership Revenue	4.375	07/01/2044	Aa1	2,460,000	2,467,405
NC State Housing Finance Authority	4.350	07/01/2043	Aa1	875,000	880,574

					6,348,429

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.91% of Net Assets
Buncombe County NC Limited Obligation	5.000%	06/01/2033	Aa1	$600,000	$608,052
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	369,931
Fuquay-Varina NC	4.000	08/01/2042	Aa1	500,000	509,155
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,526,204
Wilmington NC Limited Obligation	3.000	06/01/2037	Aa1	370,000	319,673
Winston Salem NC	4.000	06/01/2043	Aaa	1,165,000	1,181,590

					4,514,605
AIRPORT REVENUE BONDS
3.68% of Net Assets
Charlotte NC Aiport Revenue	5.000	07/01/2044	Aa3	250,000	274,905
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,095,515
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	261,638
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	505,370
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	732,382
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,372,461

					4,242,271
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.52% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	201,868
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	532,315
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,561,760
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2036	Aa1	250,000	255,335
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	506,700

					4,057,978
Total Investments 98.30% of Net Assets (cost $116,425,809) (See footnote 6 for further explanation)					$113,418,697

Other assets in excess of liabilities 1.70%					1,955,769

Net Assets 100%					$115,374,466

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)

Other Information

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	113,418,697
Level 3	Significant Unobservable Inputs	—

$113,418,697

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024

ASSETS:
Investments in securities, at fair value (Cost: $116,425,809)		$113,418,697
Cash		1,499,627
Interest receivable		1,208,148

Total assets		116,126,472
LIABILITIES:
Payable for:
Investments purchased	301,206
Distributions to shareholders	176,320
Fund shares redeemed	145,192
Net investment advisory fee	43,686
Transfer agent fee	22,445
Audit fees	15,850
Registration fees	14,144
Trustees fees	9,450
Legal fees	5,587
Custodian fee	3,508
Accrued expenses	14,618

Total liabilities		752,006

NET ASSETS:
Paid-in capital		123,685,243
Total accumulated loss		(8,310,777)

Total Net Assets		$115,374,466

NET ASSET VALUE, offering price and redemption price per share (10,746,565 shares outstanding; unlimited number of shares authorized; no par value)		$10.74

STATEMENT OF OPERATIONS

For the year ended June 30, 2024

Net investment income:
Interest income	$3,708,188

Expenses:
Investment advisory fee	575,582
Transfer agent fee	146,155
Professional fees	45,948
Registration fees	27,516
Trustees fees	22,117
Custodian fee	21,324
Pricing fees	17,490
Other expenses	25,906

Total expenses	882,038
Fees waived by Adviser (Note 2)	(62,124)
Custodian fee reduction (Note 7)	(64)

Net expenses	819,850

Net investment income	2,888,338

Realized and unrealized gain/(loss) on investments:
Net realized loss	(1,932,293)
Net change in unrealized appreciation/depreciation	2,228,140

Net realized and unrealized gain on investments	295,847

Net increase in net assets resulting from operations	$3,184,185

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2024 and 2023

	2024	2023
Operations:
Net investment income	$2,888,338	$2,943,057
Net realized loss on investments	(1,932,293)	(1,640,682)
Net change in unrealized appreciation/depreciation	2,228,140	891,266

Net increase in net assets resulting from operations	3,184,185	2,193,641
Total distributions (Note 6)	(2,888,338)	(2,943,057)
Net Fund share transactions (Note 4)	(4,983,747)	(13,617,496)

Total decrease	(4,687,900)	(14,366,912)
Net assets:
Beginning of year	120,062,366	134,429,278

End of year	$115,374,466	$120,062,366

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.70	$10.74	$12.05	$11.93	$11.68

Income from investment operations:
Net investment income	0.26	0.25	0.24	0.25	0.27
Net gains/(losses) on investments (b)	0.04	(0.04)	(1.31)	0.12	0.25

Total from investment operations	0.30	0.21	(1.07)	0.37	0.52
Less distributions:
Distributions from net investment income	(0.26)	(0.25)	(0.24)	(0.25)	(0.27)

Net asset value, end of year	$10.74	$10.70	$10.74	$12.05	$11.93

Total return	2.89%	2.00%	(9.01)%	3.12%	4.48%
Net assets, end of year (in thousands)	$115,374	$120,062	$134,429	$163,069	$161,366
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.68%	0.68%	0.69%
Ratio of gross expenses to average net assets	0.76%	0.75%	0.68%	0.68%	0.69%
Ratio of net investment income to average net assets	2.47%	2.34%	2.05%	2.07%	2.27%
Portfolio turnover	11.99%	3.74%	6.57%	7.79%	9.88%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
34.77% of Net Assets
Appalachian NC State University	4.000%	10/01/2030	Aa3	$200,000	$202,860
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	512,597
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	252,900
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	411,296
University of NC Wilmington	4.000	06/01/2029	A1	750,000	756,765
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	201,396
University of North Carolina at Wilmington	5.000	10/01/2026	Aa3	300,000	310,731
Western Carolina University	5.000	10/01/2025	Aa3	225,000	229,554
Western Carolina University	5.000	06/01/2027	AA*	250,000	256,635

					3,134,734
MUNICIPAL UTILITY REVENUE BONDS
14.79% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa2	250,000	252,713
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	251,960
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	97,497
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	199,774
NC State Municipal Power Agency #1 Catawba Electric	5.000	01/01/2025	A*	100,000	100,809
NC State Municipal Power Agency #1 Catawba Electric	5.000	01/01/2025	A*	140,000	140,965
NC State Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	127,786
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	161,912

					1,333,416
SCHOOL IMPROVEMENT BONDS
10.18% of Net Assets
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	255,153
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	188,806
Scotland County NC	5.000	12/01/2025	A*	270,000	275,574
Scotland County NC	5.000	12/01/2026	A*	50,000	51,705
Scotland County NC	5.000	12/01/2027	A*	140,000	147,088

					918,326
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.98% of Net Assets
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	200,000	216,502
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	120,000	121,080
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	20,000	21,650
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1	225,000	245,025
North Carolina Turnpike Authority	5.000	01/01/2029	A1	285,000	295,876

					900,133
PUBLIC FACILITIES REVENUE BONDS
8.64% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2028	Aa1	500,000	506,300
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	273,173

					779,473
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.61% of Net Assets
Fuquay-Varina NC	5.000	08/01/2024	Aa1	250,000	250,413
Fuquay-Varina NC	5.000	08/01/2025	Aa1	250,000	255,052

					505,465
REFUNDING BONDS
4.99% of Net Assets
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	102,514
North Carolina State Limited Obligation	5.000	05/01/2028	Aa1	125,000	130,991
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	216,355

					449,860

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
3.79% of Net Assets
New Hanover NC Hospital Revenue	5.000%	10/01/2028	NR	$150,000	$159,144
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A2	180,000	182,925

					342,069
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.56% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	230,857

LEASE REVENUE BONDS
1.21% of Net Assets
New Hanover County NC Limitied Obligation	5.000	06/01/2029	Aa1	100,000	109,139

Total Investments 96.52% of Net Assets (cost $8,807,032) (See footnote 6 for further explanation)					$8,703,472

Other assets in excess of liabilities 3.48%					313,505

Net Assets 100%					$9,016,977

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,703,472
Level 3	Significant Unobservable Inputs	—

$8,703,472

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024

ASSETS:
Investments in securities, at fair value (Cost: $8,807,032)		$8,703,472
Cash		235,420
Interest receivable		96,770

Total assets		9,035,662
LIABILITIES:
Payable for:
Distributions to shareholders	3,036
Fund shares redeemed	534
Net investment advisory fee	1,435
Transfer agent fee	1,080
Audit fees	2,178
Legal fees	1,647
Pricing fees	1,617
Compliance fees	1,568
Trustees fees	1,071
Custodian fee	310
Accrued expenses	4,209

Total liabilities		18,685

NET ASSETS:
Paid-in capital		9,335,646
Total accumulated loss		(318,669)

Total Net Assets		$9,016,977

NET ASSET VALUE, offering price and redemption price per share (872,646 shares outstanding; unlimited number of shares authorized; no par value)		$10.33

STATEMENT OF OPERATIONS

For the year ended June 30, 2024

Net investment income:
Interest income	$257,247

Expenses:
Investment advisory fee	49,685
Transfer agent fee	14,905
Registration fees	9,150
Custodian fee	6,723
Pricing fees	5,362
Professional fees	4,239
Trustees fees	1,583
Other expenses	4,491

Total expenses	96,138
Fees waived by Adviser (Note 2)	(26,370)
Custodian fee reduction (Note 7)	(20)

Net expenses	69,748

Net investment income	187,499

Realized and unrealized gain/(loss) on investments:
Net realized loss	(50,910)
Net change in unrealized appreciation/depreciation	19,395

Net realized and unrealized loss on investments	(31,515)

Net increase in net assets resulting from operations	$155,984

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2024 and 2023

	2024	2023
Operations:
Net investment income	$187,499	$211,629
Net realized loss on investments	(50,910)	(156,205)
Net change in unrealized appreciation/depreciation	19,395	5,844

Net increase in net assets resulting from operations	155,984	61,268
Total distributions (Note 6)	(187,499)	(211,629)
Net Fund share transactions (Note 4)	(2,149,817)	(2,160,490)

Total decrease	(2,181,332)	(2,310,851)
Net assets:
Beginning of year	11,198,309	13,509,160

End of year	$9,016,977	$11,198,309

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.35	$10.48	$11.17	$11.20	$11.02

Income from investment operations:
Net investment income	0.20	0.18	0.17	0.18	0.17
Net gains/(losses) on investments (c)	(0.02)	(0.13)	(0.69)	(0.03)	0.18

Total from investment operations	0.18	0.05	(0.52)	0.15	0.35
Less distributions:
Distributions from net investment income	(0.20)	(0.18)	(0.17)	(0.18)	(0.17)
Distributions from capital gains	0.00	0.00	0.00 (b)	0.00 (b)	0.00

Net asset value, end of year	$10.33	$10.35	$10.48	$11.17	$11.20

Total return	1.71%	0.48%	(4.72)%	1.32%	3.24%
Net assets, end of year (in thousands)	$9,017	$11,198	$13,509	$13,240	$12,977
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.97%	0.97%	0.92%	0.95%	0.91%
Ratio of net investment income to average net assets	1.89%	1.72%	1.54%	1.56%	1.56%
Portfolio turnover	0.00%	17.46%	13.13%	1.94%	9.59%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
38.74% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2035	AA-*	$250,000	$253,778
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA-*	2,325,000	2,358,527
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	505,480
Clarksville TN Electric System Revenue	4.250	09/01/2040	Aa2	475,000	491,231
Clarksville TN Public Building Authority Revenue	4.500	02/01/2043	AA-*	630,000	645,038
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	827,634
Eastside TN Utility District Hamilton County Waterworks	4.000	05/01/2045	AA*	500,000	495,785
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	252,570
Hallsdale Powell TN Utility District	4.000	04/01/2039	AA*	700,000	709,051
Hallsdale-Powell TN Utility District	3.000	04/01/2043	AA*	800,000	660,632
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	315,038
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	987,440
Harpeth Valley TN Utilities District Davidson & Williamson Counties	5.000	09/01/2034	AA+*	500,000	500,910
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	513,320
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	251,760
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	251,735
Knox County TN	4.000	06/01/2043	Aa1	500,000	499,330
Knoxville TN Electric	4.000	07/01/2041	Aa2	750,000	756,660
Knoxville TN Electric	4.000	07/01/2044	Aa2	670,000	666,342
Loudon TN Water & Sewer	5.000	03/01/2039	A+*	290,000	320,691
Loudon TN Water & Sewer	5.000	03/01/2040	A+*	355,000	389,790
Loudon TN Water & Sewer	5.000	03/01/2041	A+*	425,000	464,011
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	780,689
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	807,896
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,321,659
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2037	Aa2	250,000	261,930
Portland TN Water & Sewer	4.000	04/01/2037	A*	900,000	891,081
Portland TN Water & Sewer	4.000	04/01/2040	AA*	750,000	751,110
Pulaski TN Electric Revenue	4.000	06/01/2042	Aa3	500,000	502,395
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	1,270,000	1,277,504
West Wilson TN Utility District Waterworks	5.000	06/01/2042	AA*	500,000	545,715
West Wilson TN Utility District Waterworks	5.000	06/01/2045	AA*	500,000	504,570

					20,761,302
SCHOOL IMPROVEMENT BONDS
13.10% of Net Assets
Collierville TN	4.000	01/01/2046	Aaa	1,000,000	985,790
Decatur County TN	4.000	05/01/2042	A1	390,000	392,196
Franklin TN Special School District	5.000	06/01/2039	Aa1	250,000	268,580
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,175,254
Montgomery County TN	4.000	04/01/2036	AA*	260,000	262,356
Montgomery County TN	4.000	04/01/2037	AA*	1,920,000	1,936,396
Montgomery County TN	4.000	06/01/2040	Aa2	500,000	504,720
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,496,435

					7,021,727
PUBLIC FACILITIES REVENUE BONDS
9.10% of Net Assets
Hamblen County TN	4.000	05/01/2038	Aa3	880,000	898,392
Hamblen County TN	4.000	05/01/2039	Aa3	1,250,000	1,267,613
Hamblen County TN	4.000	05/01/2045	Aa3	420,000	412,402
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,292,887
Nolensville Town TN	4.000	06/01/2041	Aa1	400,000	402,300
Nolensville Town TN	4.000	06/01/2042	Aa1	600,000	602,184

					4,875,778

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.73% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000%	07/01/2035	A*	$1,595,000	$1,627,953
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A*	950,000	961,201
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A2	1,535,000	1,576,183
Shelby County TN Health Education & Housing Facilities — LeBonheur	5.000	05/01/2035	A2	500,000	513,415

					4,678,752
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.59% of Net Assets
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,122,442
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,489,977
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	505,085
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	508,525
Sevierville TN	4.000	06/01/2044	Aa3	440,000	440,220

					4,066,249
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
5.79% of Net Assets
TN Housing Development Agency	4.500	07/01/2043	Aa1	1,490,000	1,499,953
TN Housing Development Agency Residential Finance Program	4.150	07/01/2038	Aa1	100,000	100,203
TN Housing Development Agency Residential Finance Program	4.450	07/01/2043	Aa1	1,500,000	1,500,990

					3,101,146
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.30% of Net Assets
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	928,869
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	1,037,859
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	873,941

					2,840,669
REFUNDING BONDS
3.43% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,000,000	1,025,600
Memphis TN	5.000	10/01/2043	Aa2	750,000	812,520

					1,838,120
AIRPORT REVENUE BONDS
3.30% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	810,360
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	253,310
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	700,000	707,539

					1,771,209
PREREFUNDED BONDS
3.08% of Net Assets
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	236,936
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	750,000	755,243
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2	650,000	657,267

					1,649,446
Total Investments 98.16% of Net Assets (cost $53,316,723) (See footnote 6 for further explanation)					$52,604,398

Other assets in excess of liabilities 1.84%					987,713

Net Assets 100%					$53,592,111

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2024

Other Information

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	52,604,398
Level 3	Significant Unobservable Inputs	—

$52,604,398

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024

ASSETS:
Investments in securities, at fair value (Cost: $53,316,723)		$52,604,398
Cash		512,890
Interest receivable		666,207

Total assets		53,783,495
LIABILITIES:
Payable for:
Distributions to shareholders	108,345
Fund shares redeemed	11,845
Net investment advisory fee	19,190
Transfer agent fee	5,959
Legal fees	9,153
Audit fees	7,880
Compliance fees	3,420
Trustees fees	2,715
Custodian fee	1,080
Accrued expenses	21,797

Total liabilities		191,384

NET ASSETS:
Paid-in capital		56,065,301
Total accumulated loss		(2,473,190)

Total Net Assets		$53,592,111

NET ASSET VALUE, offering price and redemption price per share (5,060,288 shares outstanding; unlimited number of shares authorized; no par value)		$10.59

STATEMENT OF OPERATIONS

For the year ended June 30, 2024

Net investment income:
Interest income	$1,863,747

Expenses:
Investment advisory fee	283,321
Transfer agent fee	73,997
Professional fees	29,135
Registration fees	18,489
Custodian fee	13,786
Pricing fees	10,028
Trustees fees	8,961
Other expenses	15,724

Total expenses	453,441
Fees waived by Adviser (Note 2)	(56,211)
Custodian fee reduction (Note 7)	(41)

Net expenses	397,189

Net investment income	1,466,558

Realized and unrealized gain/(loss) on investments:
Net realized loss	(821,400)
Net change in unrealized appreciation/depreciation	700,430

Net realized and unrealized loss on investments	(120,970)

Net increase in net assets resulting from operations	$1,345,588

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2024 and 2023

	2024	2023
Operations:
Net investment income	$1,466,558	$1,659,907
Net realized loss on investments	(821,400)	(742,186)
Net change in unrealized appreciation/depreciation	700,430	93,095

Net increase in net assets resulting from operations	1,345,588	1,010,816
Total distributions (Note 6)	(1,466,558)	(1,659,907)
Net Fund share transactions (Note 4)	(9,783,834)	(9,462,519)

Total decrease	(9,904,804)	(10,111,610)
Net assets:
Beginning of year	63,496,915	73,608,525

End of year	$53,592,111	$63,496,915

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.57	$10.65	$11.71	$11.66	$11.51

Income from investment operations:
Net investment income	0.27	0.27	0.26	0.27	0.28
Net gains/(losses) on investments (b)	0.02	(0.08)	(1.06)	0.05	0.15

Total from investment operations	0.29	0.19	(0.80)	0.32	0.43
Less distributions:
Distributions from net investment income	(0.27)	(0.27)	(0.26)	(0.27)	(0.28)

Net asset value, end of year	$10.59	$10.57	$10.65	$11.71	$11.66

Total return	2.82%	1.78%	(6.92)%	2.84%	3.77%
Net assets, end of year (in thousands)	$53,592	$63,497	$73,609	$86,147	$95,680
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.80%	0.78%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	2.59%	2.51%	2.31%	2.35%	2.42%
Portfolio turnover	21.15%	9.10%	11.61%	2.75%	3.46%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
37.30% of Net Assets
Hallsdale-Powell TN Utility District	4.000%	04/01/2028	AA*	$255,000	$256,107
Jackson TN Energy Authority Gas System	5.000	06/01/2028	Aa2	150,000	151,904
Maryville TN	4.000	06/01/2029	Aa2	250,000	253,093
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2025	Aa2	135,000	137,338
Springfield TN	5.000	06/01/2027	Aa2	245,000	258,126

					1,056,568
REFUNDING BONDS
33.74% of Net Assets
Loudon County TN	5.000	06/01/2025	Aa2	150,000	152,288
Maryville TN	5.000	06/01/2026	Aa2	350,000	361,595
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	207,456
Putnam County TN	4.000	04/01/2025	Aa2	100,000	100,523
Sevierville TN	5.000	05/01/2028	Aa3	125,000	133,769

					955,631
SCHOOL IMPROVEMENT BONDS
14.56% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	150,000	151,518
White County TN	4.000	06/01/2027	AA-*	260,000	260,720

					412,238
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.55% of Net Assets
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A2	100,000	100,710
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A2	225,000	226,332

					327,042
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.24% of Net Assets
Selmer TN	4.000	06/01/2025	AA*	35,000	35,148

Total Investments 98.39% of Net Assets (cost $2,820,953) (See footnote 6 for further explanation)					$2,786,627

Other assets in excess of liabilities 1.61%					45,614

Net Assets 100%					$2,832,241

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	2,786,627
Level 3	Significant Unobservable Inputs	—

$2,786,627

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024

ASSETS:
Investments in securities, at fair value (Cost: $2,820,953)		$2,786,627
Cash		35,436
Interest receivable		21,934

Total assets		2,843,997
LIABILITIES:
Payable for:
Distributions to shareholders	608
Fund shares redeemed	92
Net investment advisory fee	204
Transfer agent fee	125
Compliance fees	1,752
Postage expense	1,571
Audit fees	1,484
Pricing fees	1,455
Legal fees	1,088
Trustees fees	720
Custodian fee	450
Accrued expenses	2,207

Total liabilities		11,756

NET ASSETS:
Paid-in capital		3,144,655
Total accumulated loss		(312,414)

Total Net Assets		$2,832,241

NET ASSET VALUE, offering price and redemption price per share (277,194 shares outstanding; unlimited number of shares authorized; no par value)		$10.22

STATEMENT OF OPERATIONS

For the year ended June 30, 2024

Net investment income:
Interest income	$80,946

Expenses:
Investment advisory fee	16,274
Transfer agent fee	4,882
Registration expense	7,802
Custodian fee	6,054
Pricing fees	2,507
Professional fees	1,492
Trustees fees	521
Other expenses	3,229

Total expenses	42,761
Fees waived by Adviser (Note 2)	(16,635)
Fees waived by Transfer Agent (Note 2)	(3,316)
Custodian fee reduction (Note 7)	(18)

Net expenses	22,792

Net investment income	58,154

Realized and unrealized gain/(loss) on investments:
Net realized loss	(6,530)
Net change in unrealized appreciation/depreciation	2,345

Net realized and unrealized loss on investments	(4,185)

Net increase in net assets resulting from operations	$53,969

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2024 and 2023

	2024	2023
Operations:
Net investment income	$58,154	$66,688
Net realized loss on investments	(6,530)	(23,980)
Net change in unrealized appreciation/depreciation	2,345	(33,777)

Net increase in net assets resulting from operations	53,969	8,931
Total distributions (Note 6)	(58,154)	(66,688)
Net Fund share transactions (Note 4)	(840,219)	(758,531)

Total decrease	(844,404)	(816,288)
Net assets:
Beginning of year	3,676,645	4,492,933

End of year	$2,832,241	$3,676,645

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2024		2023	2022	2021	2020
Net asset value, beginning of year	$10.22		$10.35	$10.94	$11.02	$10.82

Income from investment operations:
Net investment income	0.18		0.16	0.17	0.17	0.17
Net gains/(losses) on investments (b)	0.00	(c)	(0.13)	(0.59)	(0.08)	0.20

Total from investment operations	0.18		0.03	(0.42)	0.09	0.37
Less distributions:
Distributions from net investment income	(0.18)		(0.16)	(0.17)	(0.17)	(0.17)

Net asset value, end of year	$10.22		$10.22	$10.35	$10.94	$11.02

Total return	1.81%		0.34%	(3.89)%	0.81%	3.49%
Net assets, end of year (in thousands)	$2,832		$3,677	$4,493	$5,922	$6,600
Ratio of net expenses to average net assets (a)	0.70%		0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.32%		1.41%	1.19%	1.12%	1.14%
Ratio of net investment income to average net assets	1.79%		1.60%	1.57%	1.54%	1.60%
Portfolio turnover	12.62%		7.43%	0.00%	5.75%	4.55%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(c)	Amount represents less than $0.005 per share.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
69.73% of Net Assets
Federal Home Loan Bank	3.400%	07/19/2024	Aaa	$900,000	$898,969
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,500,000	1,498,781
Federal Home Loan Bank	5.250	10/28/2024	Aaa	350,000	349,609
Federal Home Loan Bank	4.000	01/22/2025	Aaa	900,000	893,624
Federal Home Loan Bank	3.300	06/09/2025	Aaa	500,000	490,584
Federal Home Loan Bank	3.600	07/18/2025	Aaa	900,000	888,555
Federal Home Loan Bank	5.550	12/17/2025	Aaa	250,000	249,819
Federal Home Loan Bank	3.200	06/10/2027	Aaa	250,000	240,302
Federal Home Loan Bank	5.300	11/20/2028	Aaa	250,000	251,744
Federal Home Loan Bank	6.000	11/28/2028	Aaa	500,000	499,635
Federal Home Loan Bank	5.125	11/28/2028	Aaa	500,000	502,202

					6,763,824
FEDERAL HOME LOAN MORTGAGE CORPORATION
12.29% of Net Assets
Federal Home Loan Mortgage Corporation	5.100	11/26/2024	Aaa	500,000	498,794
Federal Home Loan Mortgage Corporation	5.020	01/27/2025	Aaa	250,000	249,518
Federal Home Loan Mortgage Corporation	5.500	08/28/2026	Aaa	250,000	249,178
Federal Home Loan Mortgage Corporation	1.400	07/28/2032	Aaa	250,000	194,030

					1,191,520
FEDERAL FARM CREDIT
9.60% of Net Assets
Federal Farm Credit Bank	5.050	07/28/2028	Aaa	250,000	248,499
Federal Farm Credit Bank	2.375	08/01/2029	Aaa	750,000	682,144

					930,643
FEDERAL NATIONAL MORTGAGE CORPORATION
5.14% of Net Assets
Federal National Mortgage Corporation	5.050	03/26/2026	Aaa	500,000	498,533

Total Investments 96.76% of Net Assets (cost $9,571,417) (See footnote 6 for further explanation)					$9,384,520

Other assets in excess of liabilities 3.24%					314,289

Net Assets 100%					$9,698,809

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,384,520
Level 3	Significant Unobservable Inputs	—

$9,384,520

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024

ASSETS:
Investments in securities, at fair value (Cost: $9,571,417)		$9,384,520
Cash		221,040
Receivable for fund shares sold		404
Interest receivable		114,502

Total assets		9,720,466
LIABILITIES:
Payable for:
Distributions to shareholders	3,916
Fund shares redeemed	2,595
Net investment advisory fee	98
Transfer agent fee	1,196
Compliance fees	1,879
Registration fees	1,647
Audit fees	1,427
Legal fees	1,067
Custodian fee	1,036
Trustees fees	540
Accrued expenses	6,256

Total liabilities		21,657

NET ASSETS:
Paid-in capital		10,033,043
Total accumulated loss		(334,234)

Total Net Assets		$9,698,809

NET ASSET VALUE, offering price and redemption price per share (1,028,583 shares outstanding; unlimited number of shares authorized; no par value)		$9.43

STATEMENT OF OPERATIONS

For the year ended June 30, 2024

Net investment income:
Interest income	$378,137

Expenses:
Investment advisory fee	19,341
Transfer agent fee	14,505
Custodian fee	15,788
Registration fees	11,273
Pricing fees	9,150
Printing expense	5,490
Professional fees	4,802
Trustees fees	1,497
Other expenses	4,626

Total expenses	86,472
Fees waived by Adviser (Note 2)	(18,441)
Fees waived by Transfer Agent (Note 2)	(244)
Custodian fee reduction (Note 7)	(47)

Net expenses	67,740

Net investment income	310,397

Realized and unrealized gain/(loss) on investments:
Net realized loss	(61,714)
Net change in unrealized appreciation/depreciation	185,080

Net realized and unrealized gain on investments	123,366

Net increase in net assets resulting from operations	$433,763

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2024 and 2023

	2024	2023
Operations:
Net investment income	$310,397	$289,411
Net realized loss on investments	(61,714)	(40,521)
Net change in unrealized appreciation/depreciation	185,080	(218,529)

Net increase in net assets resulting from operations	433,763	30,361
Total distributions (Note 6)	(310,397)	(289,411)
Net Fund share transactions (Note 4)	(200,575)	(697,211)

Total decrease	(77,209)	(956,261)
Net assets:
Beginning of year	9,776,018	10,732,279

End of year	$9,698,809	$9,776,018

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.31	$9.54	$10.09	$10.37	$10.12

Income from investment operations:
Net investment income	0.30	0.27	0.23	0.23	0.24
Net gains/(losses) on investments (b)	0.12	(0.23)	(0.55)	(0.28)	0.25

Total from investment operations	0.42	0.04	(0.32)	(0.05)	0.49
Less distributions:
Distributions from net investment income	(0.30)	(0.27)	(0.23)	(0.23)	(0.24)

Net asset value, end of year	$9.43	$9.31	$9.54	$10.09	$10.37

Total return	4.58%	0.39%	(3.25)%	(0.49)%	4.88%
Net assets, end of year (in thousands)	$9,699	$9,776	$10,732	$12,044	$15,677
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.66%	0.68%
Ratio of gross expenses to average net assets	0.89%	0.90%	0.75%	0.67%	0.68%
Ratio of net investment income to average net assets	3.21%	2.83%	2.30%	2.25%	2.33%
Portfolio turnover	26.47%	39.69%	17.50%	3.35%	5.07%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
22.73% of Net Assets
KY State Rural Water Finance Corporation	3.000%	08/01/2050	AA-*	$250,000	$165,240
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	223,308
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	102,546
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	305,784

					796,878
PUBLIC FACILITIES REVENUE BONDS
16.99% of Net Assets
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	168,200
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	Aa3	190,000	223,218
Montgomery AL Community Cooperative District	2.815	11/01/2049	Aa1	200,000	129,678
Rhode Island Convention Center	6.060	05/15/2035	A1	70,000	74,470

					595,566
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.98% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	112,106
Michigan State University Revenues	4.496	08/15/2048	Aa2	375,000	342,769

					454,875
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.73% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa3	280,000	341,096

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
9.39% of Net Assets
MN State Housing Finance Authority^	5.915	07/01/2044	Aa1	150,000	149,564
NC State Housing Finance Agency	6.128	07/01/2043	Aa1	175,000	179,647

					329,211
MARINA/PORT AUTHORITY REVENUE BONDS
6.74% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa2	200,000	236,160

SCHOOL IMPROVEMENT BONDS
6.56% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa2	230,000	229,991

HOSPITAL AND HEALTHCARE REVENUE BONDS
5.72% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	200,536

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.58% of Net Assets
Waco TX	5.488	02/01/2044	Aa1	125,000	125,438

AIRPORT REVENUE BONDS
2.44% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	100,000	85,657

PREREFUNDED BONDS
0.69% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	NR	25,000	24,295

Total Investments 97.55% of Net Assets (cost $3,669,756) (See footnote 6 for further explanation)					$3,419,703

Other assets in excess of liabilities 2.45%					86,056

Net Assets 100%					$3,505,759

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2024

@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)

Other Information

The following is a summary of the inputs used, as of June 30, 2024 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	3,419,703
Level 3	Significant Unobservable Inputs	—

$3,419,703

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024

ASSETS:
Investments in securities, at fair value (Cost: $3,669,756)		$3,419,703
Cash		208,628
Interest receivable		54,262

Total assets		3,682,593
LIABILITIES:
Payable for:
Investments purchased	149,625
Distributions to shareholders	4,116
Transfer agent fee	264
Compliance fees	5,851
Pricing fees	5,092
Trustees fees	2,729
Audit fees	2,310
Custodian fee	1,620
Legal fees	1,477
Accrued expenses	3,750

Total liabilities		176,834

NET ASSETS:
Paid-in capital		5,686,638
Total accumulated loss		(2,180,879)

Total Net Assets		$3,505,759

NET ASSET VALUE, offering price and redemption price per share (474,403 shares outstanding; unlimited number of shares authorized; no par value)		$7.39

STATEMENT OF OPERATIONS

For the year ended June 30, 2024

Net investment income:
Interest income	$195,481

Expenses:
Investment advisory fee	18,930
Transfer agent fee	5,679
Custodian fee	7,986
Pricing fees	5,124
Compliance fees	4,364
Registration fees	1,830
Professional fees	1,277
Trustees fees	598
Other expenses	2,822

Total expenses	48,610
Fees waived by Adviser (Note 2)	(18,956)
Fees waived by Transfer Agent (Note 2)	(3,108)
Custodian fee reduction (Note 7)	(24)

Net expenses	26,522

Net investment income	168,959

Realized and unrealized gain/(loss) on investments:
Net realized loss	(236,353)
Net change in unrealized appreciation/depreciation	137,134

Net realized and unrealized loss on investments	(99,219)

Net increase in net assets resulting from operations	$69,740

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2024 and 2023

	2024	2023
Operations:
Net investment income	$168,959	$190,802
Net realized loss on investments	(236,353)	(175,419)
Net change in unrealized appreciation/depreciation	137,134	(153,179)

Net increase/(decrease) in net assets resulting from operations	69,740	(137,796)
Total distributions (Note 6)	(170,375)	(192,498)
Net Fund share transactions (Note 4)	(575,437)	(644,348)

Total decrease	(676,072)	(974,642)
Net assets:
Beginning of year	4,181,831	5,156,473

End of year	$3,505,759	$4,181,831

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.56	$8.09	$10.28	$10.40	$10.39

Income from investment operations:
Net investment income	0.33	0.33	0.29	0.34	0.52
Net gains/(losses) on investments (b)	(0.17)	(0.53)	(2.19)	(0.06)	0.01

Total from investment operations	0.16	(0.20)	(1.90)	0.28	0.53
Less distributions:
Distributions from net investment income	(0.33)	(0.33)	(0.29)	(0.34)	(0.52)
Distributions from capital gains	0.00	0.00	0.00	(0.06)	0.00

Total distributions	(0.33)	(0.33)	(0.29)	(0.40)	(0.52)

Net asset value, end of year	$7.39	$7.56	$8.09	$10.28	$10.40

Total return	2.25%	(2.38)%	(18.86)%	2.72%	5.20%
Net assets, end of year (in thousands)	$3,506	$4,182	$5,156	$14,596	$13,722
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.28%	1.37%	1.00%	0.96%	1.02%
Ratio of net investment income to average net assets	4.46%	4.31%	2.89%	3.30%	4.62%
Portfolio turnover	12.53%	0.00%	8.39%	33.27%	16.28%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of each of the eight state tax-free Funds is to invest exclusively in municipal securities issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively. Normally, each Fund’s assets will be invested so that (1) at least 80% of the income earned on the investments will be exempt from Federal and state income taxes or (2) at least 80% of the Fund’s net assets will be invested in securities exempt from Federal and state income taxes.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years, and its weighted average nominal maturity will normally range between 3-10 years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, and accordingly follows the investment company accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.”

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

A.	Security Valuation

In general, securities for which market quotations are readily available are valued at current market value, as provided by independent third-party pricing agents. All other securities are valued at fair value as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Funds’ securities. These procedures involve the use of matrix pricing models which take into consideration, among other factors, years to maturity, call date, coupon rate, trading patterns, creditworthiness, supply and demand dynamics, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value for securities. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by the matrix pricing model requires the Valuation Designee to fair value the security in accordance with Board approved policies and procedures (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Valuation

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

1.	Organization and Significant Accounting Policies, continued

Designee has the day-to-day responsibility for fair valuing the Trust’s securities or other assets. Securities valued by the Valuation Designee are reviewed by the Valuation Committee, which consists of all the Independent Trustees. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2024, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest is accrued by the Fund until the security is delivered and payment takes place. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended June 30, 2024. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of June 30, 2024, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statements of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

1.	Organization and Significant Accounting Policies, continued

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Distributions are paid at the following frequencies:

Monthly:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after June 30, 2024 have been evaluated by Dupree & Company, Inc. (the “Adviser”) for potential impact to this report through the date the financial statements were issued. The Adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, the Adviser is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements between the Adviser and the Trust, on behalf of each Fund (each a “Agreement” and collectively, the “Agreements”) each Fund (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of 0.50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; 0.45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; 0.40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; 0.35 of 1% of the average daily net assets between $500,000,001 and $750,000,000 of each Fund determined separately; and 0.30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000 of each Fund determined separately; and 0.25 of 1% of the average daily net assets in excess of $1,000,000,000 of each Fund determined separately. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of 0.20 of 1% of average daily net assets.

Dupree & Company, Inc., also serving as the Funds’ transfer agent (the “Transfer Agent”), may voluntarily waive investment advisory fees and transfer agent fees payable to it under the Investment Advisory Agreement and Transfer Agent Agreement with each Fund, and assume and pay other operating expenses. Dupree & Company, Inc. will not seek to recoup any waived fees or other operating expenses it has assumed.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

For the year ended June 30, 2024, fees voluntarily waived by the Adviser and Transfer Agent were as follows:

	Fees waived by Adviser	Fees waived by Transfer Agent
Alabama Tax-Free Income Series	$42,465	$-0-
Kentucky Tax-Free Income Series	-0-	-0-
Kentucky Tax-Free Short-to-Medium Series	36,089	-0-
Mississippi Tax-Free Income Series	23,704	-0-
North Carolina Tax-Free Income Series	62,124	-0-
North Carolina Tax-Free Short-to-Medium Series	26,370	-0-
Tennessee Tax-Free Income Series	56,211	-0-
Tennessee Tax-Free Short-to-Medium Series	16,635	3,316
Intermediate Government Bond Series	18,441	244
Taxable Municipal Bond Series	18,956	3,108

In addition, each Fund has entered into a Transfer Agent and Dividend Disbursing Agent Services Agreement with the Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15 of 1% on the first $20,000,000 of average net assets and 0.12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

Northern Lights Compliance Services, LLC, provides Chief Compliance Officer (“CCO”) services to the Trust. An officer of the Trust is an employee of Northern Lights Compliance Services, LLC.

For the year ended June 30, 2024, each member of the Board of Trustees that is not an “interested person” as defined in the 1940 Act (each, an “Independent Trustee”) received a fee of $40,000. In addition, all Independent Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statements of Operations.

3.	Purchases and Sales of Securities

During the year ended June 30, 2024, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls/Maturities
Alabama Tax-Free Income Series	$4,092,533	$4,341,091
Kentucky Tax-Free Income Series	108,893,424	163,259,936
Kentucky Tax-Free Short-to-Medium Series	8,306,304	12,928,904
Mississippi Tax-Free Income Series	3,235,142	1,615,707
North Carolina Tax-Free Income Series	13,781,781	18,108,744
North Carolina Tax-Free Short-to-Medium Series	-0-	1,893,024
Tennessee Tax-Free Income Series	11,764,117	20,955,164
Tennessee Tax-Free Short-to-Medium Series	394,788	1,095,522
Intermediate Government Bond Series	2,500,000	2,743,023
Taxable Municipal Bond Series	449,625	896,346

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

4.	Capital Shares

As of June 30, 2024 and June 30, 2023, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	89,569	$1,024,745	106,654	$1,225,096
Shares reinvested	20,638	234,544	22,847	258,934
Shares redeemed	(217,310)	(2,448,290)	(445,957)	(5,076,770)
Net decrease	(107,103)	$(1,189,001)	(316,456)	$(3,592,740)

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	5,692,214	$40,726,202	18,007,811	$129,297,152
Shares reinvested	1,584,329	11,319,745	1,617,641	11,505,083
Shares redeemed	(16,244,361)	(115,587,356)	(27,747,572)	(199,804,968)
Net decrease	(8,967,818)	$(63,541,409)	(8,122,120)	$(59,002,733)

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	478,155	$2,436,059	817,153	$4,183,398
Shares reinvested	78,396	399,062	71,661	365,372
Shares redeemed	(1,617,411)	(8,250,757)	(1,988,780)	(10,130,471)
Net decrease	(1,060,860)	$(5,415,636)	(1,099,966)	$(5,581,701)

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	154,588	$1,700,794	136,276	$1,530,717
Shares reinvested	8,906	98,290	7,925	87,317
Shares redeemed	(55,998)	(621,338)	(278,020)	(3,022,687)
Net increase/(decrease)	107,496	$1,177,746	(133,819)	$(1,404,653)

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,367,252	$14,536,633	1,835,705	$19,595,273
Shares reinvested	201,877	2,150,645	194,022	2,052,709
Shares redeemed	(2,041,535)	(21,671,025)	(3,325,750)	(35,265,478)
Net decrease	(472,406)	$(4,983,747)	(1,296,023)	$(13,617,496)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

4.	Capital Shares, continued

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	23,337	$240,154	111,610	$1,147,583
Shares reinvested	13,676	141,187	14,912	154,847
Shares redeemed	(245,953)	(2,531,158)	(334,342)	(3,462,920)
Net decrease	(208,940)	$(2,149,817)	(207,820)	$(2,160,490)

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	158,757	$1,662,358	348,732	$3,678,503
Shares reinvested	92,372	969,860	99,631	1,045,157
Shares redeemed	(1,198,286)	(12,416,052)	(1,355,694)	(14,186,179)
Net decrease	(947,157)	$(9,783,834)	(907,331)	$(9,462,519)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	3,437	$35,129	37,305	$383,476
Shares reinvested	4,784	48,840	5,342	54,798
Shares redeemed	(90,704)	(924,188)	(116,967)	(1,196,805)
Net decrease	(82,483)	$(840,219)	(74,320)	$(758,531)

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	125,781	$1,179,158	83,360	$777,071
Shares reinvested	27,497	257,583	24,945	233,525
Shares redeemed	(175,056)	(1,637,316)	(182,638)	(1,707,807)
Net decrease	(21,778)	$(200,575)	(74,333)	$(697,211)

TAXABLE MUNICIPAL BOND SERIES	Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	44,158	$315,008	4,302	$32,671
Shares reinvested	15,367	112,666	17,813	134,751
Shares redeemed	(137,958)	(1,003,111)	(106,694)	(811,770)
Net decrease	(78,433)	$(575,437)	(84,579)	$(644,348)

5.	Principal Risks

State-Specific Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

5.	Principal Risks, continued

political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their respective states’ municipal securities than a fund that is not geographically concentrated in these issuers to the same extent.

Municipal Securities Risk

Many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities). As a result, conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities. Therefore, the investment performance of a Fund investing in municipal securities may be more dependent on the analytical abilities of the Adviser than if a Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less liquid than many other securities markets. This is primarily the result of lower capital commitments to the asset class by the dealer community. This may adversely affect a Fund’s ability to sell or value municipal securities it holds. A Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

Market and Geopolitical Risk

Many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities). As a result, conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities. Therefore, the investment performance of a Fund investing in municipal securities may be more dependent on the analytical abilities of the Adviser than if a Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less liquid than many other securities markets. This is primarily the result of lower capital commitments to the asset class by the dealer community. This may adversely affect a Fund’s ability to sell or value municipal securities it holds. A Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, terrorism and war (including Russia’s ongoing invasion of Ukraine), governmental actions, and other conditions. As a result, the market value of municipal securities held by a Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the NAV of a Fund’s shares will fluctuate.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

5.	Principal Risks, continued

Taxability Risk

The Funds’ investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after a Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security.

Non-Diversification Risk (Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Taxable Municipal Bond Series, only)

These Funds are non-diversified, and may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Funds’ performance and share price.

Risks Associated with Health Crises

Health crises, such as the coronavirus (“COVID 19”) pandemic, can significantly stress the financial resources of municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Funds. Factors contributing to the economic stress on municipal issuers may include an increase in expenses associated with combatting a pandemic and a decrease in revenues supporting the issuer’s bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of a pandemic, as well as actions that could be taken by governmental authorities or other third parties, it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience. Changes in an issuer’s financial strength or changes in the credit rating assigned to an obligation may affect the market values and marketability of many or all municipal obligations of issuers in that state.

Issuer Cybersecurity Risk

Municipalities issuing securities in which the Funds invest, counterparties with which the Funds engage or transact, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses of other malicious software code; ransomware; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Funds and their shareholders could be negatively impacted as a result.

Interest Rate Risk

Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect a Fund’s share price and total return to fluctuate.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

6.	Federal Income Taxes

At June 30, 2024, the Funds’ cost of investments for federal income tax purposes and the net unrealized depreciation of investments were as follows:

	Cost	Appreciation	Depreciation	Net unrealized depreciation
Alabama Tax-Free Income Series	$21,640,255	$64,473	$(680,740)	$(616,267)
Kentucky Tax-Free Income Series	747,515,795	3,922,076	(20,314,807)	(16,392,731)
Kentucky Tax-Free Short-to-Medium Series	31,510,385	36,390	(602,025)	(565,635)
Mississippi Tax-Free Income Series	9,813,153	50,438	(103,131)	(52,693)
North Carolina Tax-Free Income Series	116,425,809	228,430	(3,235,542)	(3,007,112)
North Carolina Tax-Free Short-to-Medium Series	8,807,032	1,172	(104,732)	(103,560)
Tennessee Tax-Free Income Series	53,316,723	71,430	(783,755)	(712,325)
Tennessee Tax-Free Short-to-Medium Series	2,820,953	-0-	(34,326)	(34,326)
Intermediate Government Bond Series	9,571,417	3,946	(190,843)	(186,897)
Taxable Municipal Bond Series	3,678,925	34,685	(293,907)	(259,222)

At June 30, 2024, the Funds’ non-expiring capital loss carry-forwards available to offset future capital gains, were as follows:

	Short-term	Long-term	Total
Alabama Tax-Free Income Series	$—	$579,217	$579,217
Kentucky Tax-Free Income Series	1,395,027	17,360,092	18,755,119
Kentucky Tax-Free Short-to-Medium Series	86,273	199,201	285,474
Mississippi Tax-Free Income Series	123,423	366,167	489,590
North Carolina Tax-Free Income Series	1,277,364	4,026,301	5,303,665
North Carolina Tax-Free Short-to-Medium Series	54,833	160,276	215,109
Tennessee Tax-Free Income Series	174,230	1,563,438	1,737,668
Tennessee Tax-Free Short-to-Medium Series	2,216	275,872	278,088
Intermediate Government Bond Series	51,994	95,343	147,337
Taxable Municipal Bond Series	174,265	1,747,394	1,921,659

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily due to the recognition of certain components of realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended June 30, 2024, the Funds did not have any reclassification of net assets.

The tax character of distributions paid for the year ended June 30, 2024 and 2023 were as follows:

	2024			2023
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$538,964	$—	$—	$581,380	$—	$13,595
Kentucky Tax-Free Income Series	20,574,395	—	—	21,219,726	—	—
Kentucky Tax-Free Short-to-Medium Series	681,692	—	—	715,912	—	—
Mississippi Tax-Free Income Series	246,168	—	—	210,947	—	1,326
North Carolina Tax-Free Income Series	2,888,338	—	—	2,943,057	—	—
North Carolina Tax-Free Short-to-Medium Series	187,499	—	—	211,629	—	—
Tennessee Tax-Free Income Series	1,466,558	—	—	1,659,907	—	—
Tennessee Tax-Free Short-to-Medium Series	58,154	—	—	66,688	—	—
Intermediate Government Bond Series	—	310,397	—	—	289,411	—
Taxable Municipal Bond Series	—	170,375	—	—	192,498	—

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

6.	Federal Income Taxes, continued

At June 30, 2024, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$76,954	$—	$(616,267)
Kentucky Tax-Free Income	—	2,218,657	—	(16,392,731)
Kentucky Tax-Free Short-to-Medium	—	19,688	—	(565,635)
Mississippi Tax-Free Income	—	38,647	—	(52,693)
North Carolina Tax-Free Income	—	176,320	—	(3,007,112)
North Carolina Tax-Free Short-to-Medium	—	3,036	—	(103,560)
Tennessee Tax-Free Income	—	85,148	—	(712,325)
Tennessee Tax-Free Short-to-Medium	—	608	—	(34,326)
Intermediate Government Bond	3,916	—	—	(186,897)
Taxable Municipal Bond Series	4,116	—	—	(259,222)

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Losses
Alabama Tax-Free Income	$(579,217)	$(76,954)	$(1,195,484)
Kentucky Tax-Free Income	(18,755,119)	(2,218,657)	(35,147,850)
Kentucky Tax-Free Short-to-Medium	(285,474)	(19,688)	(851,109)
Mississippi Tax-Free Income	(489,590)	(38,582)	(542,218)
North Carolina Tax-Free Income	(5,303,665)	(176,320)	(8,310,777)
North Carolina Tax-Free Short-to-Medium	(215,109)	(3,036)	(318,669)
Tennessee Tax-Free Income	(1,737,668)	(108,345)	(2,473,190)
Tennessee Tax-Free Short-to-Medium	(278,088)	(608)	(312,414)
Intermediate Government Bond	(147,337)	(3,916)	(334,234)
Taxable Municipal Bond Series	(1,921,659)	(4,116)	(2,180,881)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

7.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, U.S. Bank, National Association, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted, unsecured line of credit. Each Fund is permitted to borrow money as a temporary measure in order to pay redeeming shareholders. The principal amounts borrowed are due on demand. The current agreement expires on September 18, 2024. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Each Fund has segregated securities in order to cover potential loans.

At June 30, 2024, the Funds had an aggregate unused line of credit amount of $25,000,000. The interest expense is shown on each Fund’s Statement of Operations within “Other expenses”. The Funds had no borrowings as of June 30, 2024. During the year ended June 30, 2024, the average interest rate on borrowings was 8.50% and the largest borrowing amount, the date of the largest borrowing, and the daily weighted average borrowings for each Fund were as follows:

	Largest Borrowing	Date of Largest Borrowing	Weighted Average Borrowing
Alabama Tax-Free Income Series	$89,000	11/20/2023	$989
Kentucky Tax Free Income Series	4,031,000	12/06/2023	15,719
Kentucky Tax-Free Short-to-Medium Series	432,000	04/30/2024	9,432
Mississippi Tax-Free Income Series	143,000	08/02/2023	391
North Carolina Tax-Free Income Series	958,000	11/29/2023	9,314
North Carolina Tax-Free Short-to-Medium Series	195,000	10/24/2023	1,189
Tennessee Tax-Free Income Series	249,000	01/12/2024	2,721
Tennessee Short-to-Medium Tax-Free Series	118,000	03/11/2024	426
Intermediate Government Bond Series	73,000	03/05/2024	1,314
Taxable Municipal Bond Series	19,000	12/06/2023	55

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s custody fees. During the year, these credits reduced each Fund’s expenses by the amount shown on each Fund’s Statement of Operations as “Custodian fee reduction.”

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Dupree Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds, comprising Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series (the “Funds”) as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as ofJune 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ Financial Highlights for the year ended June 30, 2020, were audited by other auditors whose report dated August 26, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

/s/ Cohen & Company, LTD.

Cleveland, Ohio

August 28, 2024

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2024

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve months ended June 30, 2024, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov. For the year ended June 30, 2024, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The portfolio listings will be available on our website at http://www.dupree-funds.com 60 days after the end of the period or by calling 800-866-0614.

Item 8. Not applicable.

Item 9. Not applicable

Item 10. Included under Item 7

Item 11. Not applicable

Item 12. Not applicable.

Item 13. Not applicable

Item 14: Not applicable

Item 15: Not applicable

Item 16:

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Not applicable

Item 18: Not applicable.

Item 19. Exhibits

(a)(1)  Code of Ethics

(a)(2)  Not applicable

(a)(3)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b)  Certifications pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and required by Rule 30a-2(b) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds
By: /s/ Michelle M. Dragoo
Michelle M. Dragoo, Principal Financial Officer
Date: September 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dupree Mutual Funds
By: /s/ Allen E. Grimes, III
Allen E. Grimes, III, Principal Executive Officer
Date: September 3, 2024